UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	May 31, 2007

Date of reporting period:	November 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Management®

Columbia High Yield Opportunity Fund

Semiannual Report – November 30, 2006

NOT FDIC INSURED

May Lose Value

No Bank Guarantee

President's Message

November 30, 2006

Table of contents

Performance Information	1

Understanding Your Expenses	2

Fund Profile	3

Financial Statements	4

Investment Portfolio	5

Statement of Assets and Liabilities	28

Statement of Operations	29

Statement of Changes in Net Assets	30

Financial Highlights	32

Notes to Financial Statements	36

Board Consideration and Approval of Investment Advisory Agreements	43

Summary of Management Fee Evaluation by Independent Fee Consultant	46

Columbia Funds	51

Important Information About This Report	53

The views expressed in the President's Message and Fund Profile report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Dear Shareholder,

Over the past few years, you've heard a lot about change here at Columbia Funds as we've streamlined our fund offerings, reduced our expenses and enhanced the different ways that you can do business with us. Our goal in all these matters has been to make investing easier and more convenient—and to ensure that you find the range of financial choices and services that you expect from one of the nation's leading financial companies.

As 78 million baby boomers move closer to retirement, we are also mindful that retirement is the single most important financial goal for many Americans. To that end we have committed considerable resources to ensure that you can find a wide range of choices at Columbia Funds, whether you are just beginning to invest for retirement or preparing to turn your retirement savings into income. If you haven't done so already, we suggest that you work closely with your financial adviser to draw up a personal investment plan that is based on what you'll require for your future. We continue to look for new ways to help meet the unique needs of all our investors—especially those who are approaching retirement.

Change is a constant in our lives, but one thing that does not change is our commitment to continue to improve your investment and service experiences. At Columbia Funds, we understand that you have a choice of financial providers and we want you to remain satisfied with your decision to invest with us—now and in the years to come.

Keep in mind that investing is often a long-term undertaking. While it's important to review the performance and market environment of the most recent period, it's essential to evaluate this information with your goal, time horizon and risk tolerance in mind.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Performance Information – Columbia High Yield Opportunity Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 12/01/96 – 11/30/06 ($)

Sales charge	without	with
Class A	16,199	15,430
Class B	15,026	15,026
Class C	15,243	15,243
Class Z	16,522	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in shares of Columbia High Yield Opportunity Fund during the stated time period, and it does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 11/30/06 (%)

Share class	A		B		C		Z
Inception	10/21/71		06/08/92		01/15/96		01/08/99
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	5.86	0.83	5.46	0.46	5.54	4.54	5.99
1-year	9.32	4.13	8.51	3.51	8.67	7.67	9.60
5-year	8.13	7.08	7.33	7.03	7.49	7.49	8.40
10-year	4.94	4.43	4.16	4.16	4.31	4.31	5.15

Average annual total return as of 12/31/06 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	7.93	2.80	7.52	2.52	7.60	6.60	8.06
1-year	9.95	4.72	9.13	4.13	9.29	8.29	10.22
5-year	8.44	7.39	7.64	7.34	7.80	7.80	8.71
10-year	4.91	4.40	4.12	4.12	4.27	4.27	5.12

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares, maximum contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details.

Performance for different share classes will vary based on differences in sales charges and the fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class Z is a newer class of shares. Its performance information includes returns of the fund's Class A shares (the oldest existing fund class) for periods prior to its inception. The returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been higher. Class Z shares were initially offered on January 8, 1999. Class A shares were initially offered on October 21, 1971.

Net asset value per share

as of 11/30/06 ($)

Class A	4.59
Class B	4.59
Class C	4.59
Class Z	4.59

Distributions declared per share

06/01/06 – 11/30/06 ($)

Class A	0.17
Class B	0.15
Class C	0.15
Class Z	0.17

1

Understanding Your Expenses – Columbia High Yield Opportunity Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

06/01/06 – 11/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,058.61	1,019.45	5.78	5.67	1.12
Class B	1,000.00	1,000.00	1,054.60	1,015.69	9.63	9.45	1.87
Class C	1,000.00	1,000.00	1,055.40	1,016.44	8.86	8.69	1.72
Class Z	1,000.00	1,000.00	1,059.91	1,020.71	4.49	4.41	0.87

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Fund Profile – Columbia High Yield Opportunity Fund

Summary

■  For the six-month period ended November 30, 2006, the fund's Class A shares returned 5.86% without sales charge. This was higher than the 5.74% average return of the Lipper High Current Yield Funds Classification1, but lower than the returns of the fund's benchmarks, the Credit Suisse High Yield Index and the JP Morgan Global High Yield Index, which were 6.27% and 6.57%, respectively.2

■  Demand for high-yield issues continued at an intense pace, as investors in search of yield in an environment of generally low yields were attracted to the sector. Strong performance by the equity markets, low default rates and lower volatility all boosted investor enthusiasm for high-yield bonds. Investors put even more cash to work in the high-yield market once the Federal Reserve Board put further short-term interest rate increases on hold, absorbing a large quantity of new issues. All sectors in the fund's benchmarks were in positive territory. However, the fund had less exposure than its benchmarks to lower quality, higher-yielding sectors, where performance was strongest, which modestly hampered returns.

■  The yield advantage enjoyed by high-yield bonds over Treasuries narrowed during the period. Yet, we believe that the economy is resilient enough to support high-yield issuers in the months ahead. Nevertheless, we are attuned to the possibility that the economy could slow more than is generally expected. A disappointing turn of events, deteriorating credit conditions or a further rise in highly speculative private equity transactions would likely cause us to rethink the fund's current positioning, which we believe is neutral in terms of risk exposure relative to its peers.

Portfolio Management

Kevin L. Cronk has co-managed the fund since February 2003. He has been associated with Columbia Advisors or its predecessors since August 1999.

Thomas A. LaPointe has co-managed the fund since February 2003. He has been associated with Columbia Advisors or its predecessors since February 1999.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in high-yield or "junk" bonds offers the potential for higher income than investments in investment-grade bonds, but also has a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments. Rising interest rates tend to lower the value of all bonds. International investing involves special risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

1Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

2The Credit Suisse High Yield Index is a broad-based index that tracks the performance of high-yield bonds. The JP Morgan Global High Yield Index is designed to mirror the investable universe of the US dollar global high-yield corporate debt market, including domestic and international issues. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month cumulative return as of 11/30/06:

+5.86%

Class A shares (without sales charge)

+6.27%

Credit Suisse High Yield Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

3

Financial Statements – Columbia High Yield Opportunity Fund
November 30, 2006

A guide to understanding your fund's financial statements

Investment Portfolio	The investment portfolio details all of the fund's holdings and their values as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. The Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement demonstrates how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Financial Highlights	The financial highlights demonstrate how the fund's net asset value per share was affected by the fund's operating results. The financial highlights table also discloses performance for each class of shares and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

4

Investment Portfolio – Columbia High Yield Opportunity Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 94.2%

			Par ($)	Value ($)
Basic Materials – 7.9%
Chemicals – 4.5%
Agricultural Chemicals – 1.2%
IMC Global, Inc.	10.875% 08/01/13		1,050,000	1,195,687
Mosaic Co.	7.375% 12/01/14(a)(b)		490,000	497,963
	7.625% 12/01/16(a)(b)		1,780,000	1,820,050
Terra Capital, Inc.	12.875% 10/15/08		1,420,000	1,586,850
				5,100,550
Chemicals-Diversified – 2.7%
BCP Crystal US Holdings Corp.	9.625% 06/15/14		917,000	1,006,408
EquiStar Chemicals LP	10.625% 05/01/11		1,150,000	1,227,625
Huntsman International LLC	6.875% 11/15/13(a)	EUR	800,000	1,052,859
	7.875% 11/15/14(a)	USD	1,140,000	1,145,700
Ineos Group Holdings PLC	7.875% 02/15/16(a)	EUR	655,000	838,173
	8.500% 02/15/16(a)	USD	1,080,000	1,042,200
Innophos Investments Holdings, Inc.	PIK, 13.374% 02/15/15(c)		1,081,966	1,128,567
Lyondell Chemical Co.	8.000% 09/15/14		1,015,000	1,046,719
	8.250% 09/15/16		1,440,000	1,497,600
NOVA Chemicals Corp.	6.500% 01/15/12		1,265,000	1,195,425
				11,181,276
Chemicals-Specialty – 0.6%
Chemtura Corp.	6.875% 06/01/16		1,475,000	1,449,187
Rhodia SA	8.875% 06/01/11		1,084,000	1,132,780
				2,581,967
	Chemicals Total			18,863,793
Forest Products & Paper – 2.3%
Paper & Related Products – 2.3%
Abitibi-Consolidated, Inc.	8.375% 04/01/15		1,535,000	1,335,450
Boise Cascade LLC	7.125% 10/15/14		500,000	480,000
Buckeye Technologies, Inc.	8.500% 10/01/13		480,000	496,800
Domtar, Inc.	7.125% 08/15/15		1,350,000	1,292,625
Georgia-Pacific Corp.	8.000% 01/15/24		1,995,000	2,044,875
Neenah Paper, Inc.	7.375% 11/15/14		790,000	748,525
NewPage Corp.	10.000% 05/01/12		1,090,000	1,147,225
	12.000% 05/01/13		470,000	495,850

See Accompanying Notes to Financial Statements.

5

Columbia High Yield Opportunity Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Basic Materials (continued)
Forest Products & Paper (continued)
Paper & Related Products (continued)
Norske Skog	7.375% 03/01/14	995,000	932,812
	8.625% 06/15/11	450,000	454,500
			9,428,662
	Forest Products & Paper Total		9,428,662
Iron/Steel – 0.5%
Steel-Producers – 0.3%
Steel Dynamics, Inc.	9.500% 03/15/09	1,080,000	1,113,750
			1,113,750
Steel-Specialty – 0.2%
UCAR Finance, Inc.	10.250% 02/15/12	1,011,000	1,066,605
			1,066,605
	Iron/Steel Total		2,180,355
Metals & Mining – 0.6%
Diversified Minerals – 0.5%
FMG Finance Ltd.	10.625% 09/01/16(a)	2,025,000	2,040,188
			2,040,188
Mining Services – 0.1%
Hudson Bay Mining & Smelting Co., Ltd.	9.625% 01/15/12	560,000	627,200
			627,200
	Metals & Mining Total		2,667,388
Basic Materials Total			33,140,198
Communications – 18.9%
Media – 7.6%
Broadcast Services/Programs – 0.7%
Clear Channel Communications, Inc.	4.900% 05/15/15	930,000	754,901
	5.500% 12/15/16	1,475,000	1,218,586
XM Satellite Radio, Inc.	9.750% 05/01/14	1,130,000	1,118,700
			3,092,187
Cable TV – 3.7%
Atlantic Broadband Finance LLC	9.375% 01/15/14	1,225,000	1,232,656
Charter Communications Holdings I LLC	11.000% 10/01/15	1,950,000	1,911,000
Charter Communications Holdings II LLC	10.250% 09/15/10	1,975,000	2,063,875

See Accompanying Notes to Financial Statements.

6

Columbia High Yield Opportunity Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Communications (continued)
Media (continued)
Cable TV (continued)
Charter Communications Holdings LLC	9.920% 04/01/14	2,330,000	1,916,425
CSC Holdings, Inc.	7.625% 04/01/11	2,370,000	2,414,437
DirecTV Holdings LLC	6.375% 06/15/15	1,685,000	1,626,025
EchoStar DBS Corp.	6.625% 10/01/14	2,330,000	2,260,100
Insight Midwest LP	9.750% 10/01/09	652,000	660,965
Telenet Group Holding NV	(d) 06/15/14 (11.500% 12/15/08)(a)	1,587,000	1,416,398
			15,501,881
Multimedia – 1.1%
Advanstar Communications, Inc.	15.000% 10/15/11	1,325,000	1,374,688
Lamar Media Corp.	6.625% 08/15/15	1,445,000	1,403,456
Quebecor Media, Inc.	7.750% 03/15/16	1,575,000	1,594,687
			4,372,831
Publishing-Periodicals – 1.7%
Dex Media West LLC	9.875% 08/15/13	2,442,000	2,661,780
Dex Media, Inc.	(d) 11/15/13 (9.000% 11/15/08)	1,230,000	1,088,550
PriMedia, Inc.	8.000% 05/15/13	2,200,000	2,057,000
RH Donnelley Corp.	8.875% 01/15/16	1,405,000	1,475,250
			7,282,580
Radio – 0.3%
CMP Susquehanna Corp.	9.875% 05/15/14(a)	1,405,000	1,380,413
			1,380,413
Television – 0.1%
Sinclair Broadcast Group, Inc.	8.000% 03/15/12	175,000	180,250
	8.750% 12/15/11	245,000	256,025
			436,275
	Media Total		32,066,167
Telecommunication Services – 11.3%
Cellular Telecommunications – 3.9%
Cricket Communications, Inc.	9.375% 11/01/14(a)	1,095,000	1,119,638
Digicel Ltd.	9.250% 09/01/12(a)	1,800,000	1,908,000
Dobson Cellular Systems, Inc.	8.375% 11/01/11	1,805,000	1,881,712
	9.875% 11/01/12	1,350,000	1,464,750

See Accompanying Notes to Financial Statements.

7

Columbia High Yield Opportunity Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

			Par ($)	Value ($)
Communications (continued)
Telecommunication Services (continued)
Cellular Telecommunications (continued)
Horizon PCS, Inc.	11.375% 07/15/12		325,000	360,750
iPCS Escrow Co.	11.500% 05/01/12		790,000	878,875
MetroPCS Wireless, Inc.	9.250% 11/01/14(a)		1,765,000	1,793,681
Nextel Partners, Inc.	8.125% 07/01/11		1,070,000	1,112,800
Rogers Cantel, Inc.	9.750% 06/01/16		1,880,000	2,350,000
Rogers Wireless, Inc.	8.000% 12/15/12		730,000	773,800
Rural Cellular Corp.	9.750% 01/15/10		375,000	384,375
	11.121% 11/01/12(c)		1,315,000	1,367,600
US Unwired, Inc.	10.000% 06/15/12		945,000	1,039,500
				16,435,481
Satellite Telecommunications – 1.8%
Inmarsat Finance II PLC	(d) 11/15/12 (10.375% 11/15/08)		2,085,000	1,905,169
Intelsat Bermuda, Ltd.	11.250% 06/15/16(a)		3,255,000	3,568,294
Intelsat Intermediate Holdings Co., Ltd.	(d) 02/01/15 (9.250% 02/01/10)		1,780,000	1,348,350
PanAmSat Corp.	9.000% 08/15/14		776,000	814,800
				7,636,613
Telecommunication Equipment – 0.4%
Lucent Technologies, Inc.	6.450% 03/15/29		1,855,000	1,669,500
				1,669,500
Telecommunication Services – 1.8%
Embarq Corp.	7.082% 06/01/16		645,000	668,038
	7.995% 06/01/36		665,000	719,719
Nordic Telephone Co. Holdings ApS	8.250% 05/01/16(a)	EUR	1,030,000	1,497,079
Syniverse Technologies, Inc.	7.750% 08/15/13		1,210,000	1,176,725
Time Warner Telecom Holdings, Inc.	9.250% 02/15/14		1,500,000	1,597,500
West Corp.	11.000% 10/15/16(a)		1,845,000	1,833,469
				7,492,530
Telephone-Integrated – 3.4%
Cincinnati Bell, Inc.	7.000% 02/15/15		1,430,000	1,412,125
Citizens Communications Co.	9.000% 08/15/31		2,335,000	2,545,150
NTL Cable PLC	8.750% 04/15/14	EUR	680,000	710,600

See Accompanying Notes to Financial Statements.

8

Columbia High Yield Opportunity Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

			Par ($)	Value ($)
Communications (continued)
Telecommunication Services (continued)
Telephone-Integrated (continued)
Qwest Communications International, Inc.	7.500% 02/15/14	USD	780,000	803,400
Qwest Corp.	7.500% 10/01/14(a)		1,050,000	1,115,625
	7.500% 06/15/23		2,430,000	2,478,600
	8.875% 03/15/12		1,735,000	1,932,356
US LEC Corp.	13.870% 10/01/09(c)		960,000	1,018,800
Windstream Corp.	8.625% 08/01/16(a)		1,835,000	1,997,856
				14,014,512
	Telecommunication Services Total			47,248,636
Communications Total				79,314,803
Consumer Cyclical – 16.9%
Airlines – 0.5%
Airlines – 0.5%
Continental Airlines, Inc.	7.568% 12/01/06		2,215,000	2,215,000
				2,215,000
	Airlines Total			2,215,000
Apparel – 1.3%
Apparel Manufacturers – 1.3%
Broder Brothers Co.	11.250% 10/15/10		965,000	936,050
Levi Strauss & Co.	9.750% 01/15/15		2,255,000	2,410,032
Phillips-Van Heusen Corp.	7.250% 02/15/11		925,000	944,656
	8.125% 05/01/13		1,000,000	1,056,250
				5,346,988
	Apparel Total			5,346,988
Auto Manufacturers – 0.4%
Auto-Cars/Light Trucks – 0.4%
General Motors Corp.	8.375% 07/15/33		1,885,000	1,717,706
				1,717,706
	Auto Manufacturers Total			1,717,706
Auto Parts & Equipment – 1.4%
Auto/Truck Parts & Equipment-Original – 0.4%
TRW Automotive, Inc.	9.375% 02/15/13		1,345,000	1,442,512
				1,442,512
Auto/Truck Parts & Equipment-Replacement – 0.3%
Commercial Vehicle Group	8.000% 07/01/13		1,305,000	1,262,588
				1,262,588

See Accompanying Notes to Financial Statements.

9

Columbia High Yield Opportunity Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Consumer Cyclical (continued)
Auto Parts & Equipment (continued)
Rubber-Tires – 0.7%
Goodyear Tire & Rubber Co.	8.625% 12/01/11(a)	650,000	659,750
	9.000% 07/01/15	2,315,000	2,367,087
			3,026,837
	Auto Parts & Equipment Total		5,731,937
Distribution/Wholesale – 0.3%
Distribution/Wholesale – 0.3%
Buhrmann US, Inc.	7.875% 03/01/15	1,065,000	1,027,725
			1,027,725
	Distribution/Wholesale Total		1,027,725
Entertainment – 1.6%
Gambling (Non-Hotel) – 0.3%
Global Cash Access LLC	8.750% 03/15/12	1,272,000	1,343,550
			1,343,550
Music – 0.9%
Steinway Musical Instruments, Inc.	7.000% 03/01/14(a)	1,435,000	1,395,538
Warner Music Group	7.375% 04/15/14	1,340,000	1,326,600
WMG Holdings Corp.	(d) 12/15/14 (9.500% 12/15/09)	1,020,000	810,900
			3,533,038
Resorts/Theme Parks – 0.4%
Six Flags, Inc.	9.625% 06/01/14	1,835,000	1,676,731
			1,676,731
	Entertainment Total		6,553,319
Home Builders – 0.6%
Building-Residential/Commercial – 0.6%
K. Hovnanian Enterprises, Inc.	6.375% 12/15/14	1,070,000	1,016,500
	8.875% 04/01/12	575,000	582,906
KB Home	5.875% 01/15/15	1,185,000	1,097,917
			2,697,323
	Home Builders Total		2,697,323
Home Furnishings – 0.3%
Home Furnishings – 0.3%
Sealy Mattress Co.	8.250% 06/15/14	1,215,000	1,262,081
			1,262,081
	Home Furnishings Total		1,262,081

See Accompanying Notes to Financial Statements.

10

Columbia High Yield Opportunity Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Consumer Cyclical (continued)
Leisure Time – 1.0%
Cruise Lines – 0.5%
Royal Caribbean Cruises Ltd.	7.000% 06/15/13	2,140,000	2,201,730
			2,201,730
Leisure & Recreational Products – 0.2%
K2, Inc.	7.375% 07/01/14	1,035,000	1,029,825
			1,029,825
Recreational Centers – 0.3%
Town Sports International, Inc.	(d) 02/01/14 (11.000% 02/01/09)	1,268,000	1,055,610
			1,055,610
	Leisure Time Total		4,287,165
Lodging – 5.7%
Casino Hotels – 5.3%
Caesars Entertainment, Inc.	7.875% 03/15/10	1,140,000	1,171,350
CCM Merger, Inc.	8.000% 08/01/13(a)	1,815,000	1,751,475
Chukchansi Economic Development Authority	8.877% 11/15/12(a)(c)	1,250,000	1,282,812
Circus & Eldorado/Silver Legacy Capital Corp.	10.125% 03/01/12	50,000	52,563
Galaxy Entertainment Finance Co., Ltd.	9.875% 12/15/12(a)	1,415,000	1,510,512
Greektown Holdings LLC	10.750% 12/01/13(a)	1,685,000	1,765,037
Hard Rock Hotel, Inc.	8.875% 06/01/13	2,205,000	2,364,862
Harrah's Operating Co., Inc.	5.625% 06/01/15	1,930,000	1,655,678
Jacobs Entertainment, Inc.	9.750% 06/15/14	1,760,000	1,760,000
Las Vegas Sands Corp.	6.375% 02/15/15	720,000	693,900
MGM Mirage	6.750% 09/01/12	985,000	972,688
	8.500% 09/15/10	575,000	613,813
Pinnacle Entertainment, Inc.	8.250% 03/15/12	1,725,000	1,759,500
Pokagon Gaming Authority	10.375% 06/15/14(a)	815,000	884,275
Station Casinos, Inc.	6.625% 03/15/18	2,620,000	2,384,200
Wynn Las Vegas LLC	6.625% 12/01/14	1,705,000	1,679,425
			22,302,090
Hotels & Motels – 0.4%
ITT Corp.	7.375% 11/15/15	1,485,000	1,538,420
			1,538,420
	Lodging Total		23,840,510

See Accompanying Notes to Financial Statements.

11

Columbia High Yield Opportunity Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Consumer Cyclical (continued)
Retail – 3.5%
Retail-Arts & Crafts – 0.4%
Michaels Stores, Inc.	11.375% 11/01/16(a)	1,470,000	1,506,750
			1,506,750
Retail-Automobiles – 0.8%
Asbury Automotive Group, Inc.	8.000% 03/15/14	1,680,000	1,692,600
Autonation, Inc.	7.000% 04/15/14	610,000	610,000
	7.374% 04/15/13(c)	365,000	365,000
United Auto Group, Inc.	7.750% 12/15/16(a)(b)	580,000	580,000
			3,247,600
Retail-Drug Stores – 0.3%
Rite Aid Corp.	7.500% 01/15/15	1,415,000	1,358,400
			1,358,400
Retail-Home Furnishings – 0.4%
Tempur-Pedic, Inc.	10.250% 08/15/10	1,514,000	1,635,120
			1,635,120
Retail-Propane Distributors – 0.8%
AmeriGas Partners LP	7.125% 05/20/16	1,220,000	1,213,900
Ferrellgas Partners LP	8.750% 06/15/12	1,145,000	1,176,487
Inergy LP/Inergy Finance Corp.	8.250% 03/01/16	1,110,000	1,157,175
			3,547,562
Retail-Restaurants – 0.8%
Buffets, Inc.	12.500% 11/01/14(a)	1,475,000	1,478,688
Dave & Buster's, Inc.	11.250% 03/15/14	865,000	839,050
Landry's Restaurants, Inc.	7.500% 12/15/14	1,250,000	1,215,625
			3,533,363
	Retail Total		14,828,795
Textiles – 0.3%
Textile-Products – 0.3%
INVISTA	9.250% 05/01/12(a)	1,085,000	1,158,238
			1,158,238
	Textiles Total		1,158,238
Consumer Cyclical Total			70,666,787

See Accompanying Notes to Financial Statements.

12

Columbia High Yield Opportunity Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Consumer Non-Cyclical – 15.8%
Agriculture – 0.5%
Tobacco – 0.5%
Alliance One International, Inc.	11.000% 05/15/12	870,000	922,200
Reynolds American, Inc.	7.625% 06/01/16(a)	1,240,000	1,323,162
			2,245,362
	Agriculture Total		2,245,362
Beverages – 0.6%
Beverages-Non-Alcoholic – 0.3%
Cott Beverages, Inc.	8.000% 12/15/11	1,060,000	1,081,200
			1,081,200
Beverages-Wine/Spirits – 0.3%
Constellation Brands, Inc.	7.250% 09/01/16	1,060,000	1,085,175
	8.125% 01/15/12	320,000	333,600
			1,418,775
	Beverages Total		2,499,975
Biotechnology – 0.4%
Medical-Biomedical/Gene – 0.4%
Bio-Rad Laboratories, Inc.	7.500% 08/15/13	1,615,000	1,659,412
			1,659,412
	Biotechnology Total		1,659,412
Commercial Services – 4.2%
Commercial Services – 0.3%
Iron Mountain, Inc.	7.750% 01/15/15	1,265,000	1,290,300
			1,290,300
Commercial Services-Finance – 0.2%
ACE Cash Express, Inc.	10.250% 10/01/14(a)	1,025,000	1,035,250
			1,035,250
Funeral Services & Related Items – 0.1%
Service Corp. International	6.750% 04/01/16	295,000	289,838
	7.375% 10/01/14	135,000	140,400
	7.625% 10/01/18	105,000	109,725
			539,963
Printing-Commercial – 0.5%
Quebecor World Capital Corp.	8.750% 03/15/16(a)	2,045,000	1,983,650
			1,983,650
Private Corrections – 0.8%
Corrections Corp. of America	6.250% 03/15/13	1,455,000	1,433,175
GEO Group, Inc.	8.250% 07/15/13	1,700,000	1,734,000
			3,167,175

See Accompanying Notes to Financial Statements.

13

Columbia High Yield Opportunity Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Consumer Non-Cyclical (continued)
Commercial Services (continued)
Rental Auto/Equipment – 2.3%
Ashtead Capital, Inc.	9.000% 08/15/16(a)	485,000	518,950
Ashtead Holdings PLC	8.625% 08/01/15(a)	1,615,000	1,671,525
Avis Budget Car Rental LLC	7.625% 05/15/14(a)	920,000	888,950
	7.750% 05/15/16(a)	650,000	626,437
Hertz Corp.	8.875% 01/01/14(a)	1,560,000	1,618,500
Rental Services Corp.	9.500% 12/01/14(a)	2,330,000	2,359,125
United Rentals North America, Inc.	6.500% 02/15/12	1,360,000	1,332,800
	7.750% 11/15/13	685,000	685,000
			9,701,287
	Commercial Services Total		17,717,625
Cosmetics/Personal Care – 0.7%
Cosmetics & Toiletries – 0.7%
DEL Laboratories, Inc.	8.000% 02/01/12	1,410,000	1,297,200
Elizabeth Arden, Inc.	7.750% 01/15/14	1,505,000	1,497,475
			2,794,675
	Cosmetics/Personal Care Total		2,794,675
Food – 1.6%
Food-Confectionery – 0.2%
Merisant Co.	9.500% 07/15/13	1,405,000	772,750
			772,750
Food-Dairy Products – 0.3%
Dean Foods Co.	7.000% 06/01/16	1,165,000	1,189,756
			1,189,756
Food-Miscellaneous/Diversified – 1.1%
Dole Food Co., Inc.	8.625% 05/01/09	1,420,000	1,398,700
Pinnacle Foods Holding Corp.	8.250% 12/01/13	1,930,000	1,968,600
Reddy Ice Holdings, Inc.	(d) 11/01/12 (10.500% 11/01/08)	1,420,000	1,263,800
			4,631,100
	Food Total		6,593,606
Healthcare Services – 3.4%
Dialysis Centers – 0.4%
DaVita, Inc.	7.250% 03/15/15	1,520,000	1,531,400
			1,531,400

See Accompanying Notes to Financial Statements.

14

Columbia High Yield Opportunity Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Consumer Non-Cyclical (continued)
Healthcare Services (continued)
Medical-HMO – 0.2%
Coventry Health Care, Inc.	8.125% 02/15/12	945,000	981,619
			981,619
Medical-Hospitals – 1.9%
HCA, Inc.	9.250% 11/15/16(a)	3,110,000	3,246,062
	9.625% 11/15/16(a)	2,280,000	2,388,300
Tenet Healthcare Corp.	9.875% 07/01/14	2,325,000	2,330,813
			7,965,175
Medical-Outpatient/Home Medical – 0.2%
Select Medical Corp.	7.625% 02/01/15	950,000	793,250
			793,250
MRI/Medical Diagnostic Imaging – 0.1%
MedQuest, Inc.	11.875% 08/15/12	675,000	546,750
			546,750
Physician Practice Management – 0.6%
US Oncology Holdings, Inc.	10.675% 03/15/15(c)	745,000	765,488
US Oncology, Inc.	9.000% 08/15/12	1,495,000	1,566,012
			2,331,500
	Healthcare Services Total		14,149,694
Household Products/Wares – 1.5%
Consumer Products-Miscellaneous – 1.3%
American Greetings Corp.	7.375% 06/01/16	1,280,000	1,308,800
Amscan Holdings, Inc.	8.750% 05/01/14	1,535,000	1,473,600
Jostens IH Corp.	7.625% 10/01/12	1,360,000	1,373,600
Scotts Co.	6.625% 11/15/13	1,375,000	1,371,563
			5,527,563
Office Supplies & Forms – 0.2%
ACCO Brands Corp.	7.625% 08/15/15	1,025,000	1,005,781
			1,005,781
	Household Products/Wares Total		6,533,344
Pharmaceuticals – 2.9%
Medical-Drugs – 1.5%
Elan Finance PLC	8.875% 12/01/13(a)	3,775,000	3,760,844
Rotavax LLC	10.620% 10/15/14(a)(c)	998,283	1,010,761
Warner Chilcott Corp.	8.750% 02/01/15	1,608,000	1,648,200
			6,419,805

See Accompanying Notes to Financial Statements.

15

Columbia High Yield Opportunity Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

			Par ($)	Value ($)
Consumer Non-Cyclical (continued)
Pharmaceuticals (continued)
Medical-Generic Drugs – 0.3%
Mylan Laboratories, Inc.	6.375% 08/15/15		1,000,000	985,000
				985,000
Medical-Wholesale Drug Distribution – 0.6%
AmerisourceBergen Corp.	5.875% 09/15/15		1,125,000	1,124,501
Nycomed A/S	PIK, 11.750% 09/15/13(a)	EUR	1,050,706	1,446,558
				2,571,059
Pharmacy Services – 0.2%
Omnicare, Inc.	6.750% 12/15/13	USD	835,000	818,300
				818,300
Vitamins & Nutrition Products – 0.3%
NBTY, Inc.	7.125% 10/01/15		1,260,000	1,228,500
				1,228,500
	Pharmaceuticals Total			12,022,664
Consumer Non-Cyclical Total				66,216,357
Energy – 8.6%
Coal – 0.9%
Coal – 0.9%
Arch Western Finance LLC	6.750% 07/01/13		1,545,000	1,514,100
Massey Energy Co.	6.875% 12/15/13		1,650,000	1,534,500
Peabody Energy Corp.	7.375% 11/01/16		735,000	772,669
				3,821,269
	Coal Total			3,821,269
Oil & Gas – 3.9%
Oil & Gas Drilling – 0.3%
Pride International, Inc.	7.375% 07/15/14		960,000	996,000
				996,000
Oil Companies-Exploration & Production – 3.3%
Chesapeake Energy Corp.	6.375% 06/15/15		1,510,000	1,468,475
	7.500% 06/15/14		1,145,000	1,182,212
Compton Petroleum Finance Corp.	7.625% 12/01/13		1,360,000	1,292,000
El Paso Production Holding Co.	7.750% 06/01/13		2,605,000	2,699,431
Forest Oil Corp.	8.000% 12/15/11		1,080,000	1,123,200
Magnum Hunter Resources, Inc.	9.600% 03/15/12		1,133,000	1,193,899
Newfield Exploration Co.	6.625% 04/15/16		1,120,000	1,117,200

See Accompanying Notes to Financial Statements.

16

Columbia High Yield Opportunity Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Energy (continued)
Oil & Gas (continued)
Oil Companies-Exploration & Production (continued)
PetroHawk Energy Corp.	9.125% 07/15/13	1,535,000	1,598,319
Pogo Producing Co.	6.625% 03/15/15	1,100,000	1,056,000
Quicksilver Resources, Inc.	7.125% 04/01/16	1,260,000	1,209,600
			13,940,336
Oil Refining & Marketing – 0.3%
Tesoro Corp.	6.625% 11/01/15	1,395,000	1,381,050
			1,381,050
	Oil & Gas Total		16,317,386
Oil & Gas Services – 0.5%
Oil Field Machinery & Equipment – 0.2%
Complete Production Services, Inc.	8.000% 12/15/16(a)(b)	805,000	813,050
			813,050
Oil-Field Services – 0.3%
Hornbeck Offshore Services, Inc.	6.125% 12/01/14	1,415,000	1,330,100
			1,330,100
	Oil & Gas Services Total		2,143,150
Pipelines – 3.3%
Pipelines – 3.3%
Atlas Pipeline Partners LP	8.125% 12/15/15	990,000	1,014,750
Colorado Interstate Gas Co.	6.800% 11/15/15	2,145,000	2,223,310
MarkWest Energy Partners LP	6.875% 11/01/14	1,070,000	1,005,800
	8.500% 07/15/16(a)	745,000	752,450
Northwest Pipeline Corp.	8.125% 03/01/10	915,000	945,881
Sonat, Inc.	7.625% 07/15/11	2,040,000	2,116,500
Southern Natural Gas Co.	8.875% 03/15/10	850,000	893,455
Williams Companies, Inc.	6.375% 10/01/10(a)	3,145,000	3,152,862
	8.125% 03/15/12	660,000	709,500
	8.750% 03/15/32	870,000	976,575
			13,791,083
	Pipelines Total		13,791,083
Energy Total			36,072,888

See Accompanying Notes to Financial Statements.

17

Columbia High Yield Opportunity Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Financials – 7.6%
Diversified Financial Services – 6.7%
Finance-Auto Loans – 3.2%
Ford Motor Credit Co.	7.375% 02/01/11	3,785,000	3,740,118
	9.875% 08/10/11	2,265,000	2,423,224
General Motors Acceptance Corp.	6.875% 09/15/11	3,085,000	3,176,217
	8.000% 11/01/31	3,510,000	3,934,169
			13,273,728
Finance-Investment Banker/Broker – 0.7%
E*Trade Financial Corp.	8.000% 06/15/11	1,610,000	1,670,375
LaBranche & Co., Inc.	11.000% 05/15/12	1,375,000	1,485,000
			3,155,375
Special Purpose Entity – 2.8%
Dow Jones CDX High Yield Index	8.375% 12/29/11(a)	6,000,000	6,150,000
Idearc, Inc.	8.000% 11/15/16(a)	3,015,000	3,063,994
Momentive Performance Materials Inc.	9.750% 12/01/14(a)	835,000	837,088
Sally Holdings LLC	10.500% 11/15/16(a)	1,470,000	1,508,587
			11,559,669
	Diversified Financial Services Total		27,988,772
Real Estate Investment Trusts (REITs) – 0.9%
Hotels – 0.5%
Host Marriott LP	6.750% 06/01/16	2,240,000	2,248,400
			2,248,400
Regional Malls – 0.4%
Rouse Co. LP/TRC Co-Issuer, Inc.	6.750% 05/01/13(a)	1,405,000	1,430,252
			1,430,252
	Real Estate Investment Trusts (REITs) Total		3,678,652
Financials Total			31,667,424
Industrials – 12.3%
Aerospace & Defense – 1.0%
Aerospace/Defense-Equipment – 0.6%
DRS Technologies, Inc.	6.875% 11/01/13	1,455,000	1,465,913
Sequa Corp.	9.000% 08/01/09	960,000	1,021,200
			2,487,113

See Accompanying Notes to Financial Statements.

18

Columbia High Yield Opportunity Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Industrials (continued)
Aerospace & Defense (continued)
Electronics-Military – 0.4%
Condor Systems, Inc.	11.875% 05/01/09(e)(f)(g)	4,000,000	—
L-3 Communications Corp.	5.875% 01/15/15	385,000	373,450
	6.375% 10/15/15	1,380,000	1,369,650
			1,743,100
	Total Aerospace & Defense		4,230,213
Building Materials – 1.3%
Building & Construction Products-Miscellaneous – 0.6%
Nortek, Inc.	8.500% 09/01/14	1,150,000	1,109,750
NTK Holdings, Inc.	(d) 03/01/14 (10.750% 09/01/09)	1,040,000	717,600
Ply Gem Industries, Inc.	9.000% 02/15/12	875,000	719,687
			2,547,037
Building Products-Air & Heating – 0.3%
Goodman Global Holding Co., Inc.	7.875% 12/15/12	1,310,000	1,264,150
			1,264,150
Building Products-Cement/Aggregation – 0.4%
RMCC Acquisition Co.	9.500% 11/01/12(a)	1,250,000	1,362,500
			1,362,500
	Building Materials Total		5,173,687
Electronics – 0.7%
Electronic Components-Miscellaneous – 0.7%
Flextronics International Ltd.	6.250% 11/15/14	1,595,000	1,547,150
NXP BV/NXP Funding LLC	9.500% 10/15/15(a)	1,160,000	1,190,450
			2,737,600
	Electronics Total		2,737,600
Environmental Control – 1.0%
Non-Hazardous Waste Disposal – 1.0%
Allied Waste North America, Inc.	7.125% 05/15/16	2,455,000	2,439,656
	7.875% 04/15/13	1,720,000	1,780,200
			4,219,856
	Environmental Control Total		4,219,856
Machinery-Construction & Mining – 0.3%
Machinery-Construction & Mining – 0.3%
Terex Corp.	7.375% 01/15/14	1,345,000	1,365,175
			1,365,175
	Machinery-Construction & Mining Total		1,365,175

See Accompanying Notes to Financial Statements.

19

Columbia High Yield Opportunity Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Industrials (continued)
Machinery-Diversified – 0.7%
Machinery-General Industry – 0.4%
Douglas Dynamics LLC	7.750% 01/15/12(a)	1,070,000	1,005,800
Manitowoc Co., Inc.	7.125% 11/01/13	760,000	763,800
			1,769,600
Machinery-Material Handling – 0.3%
Columbus McKinnon Corp.	8.875% 11/01/13	1,190,000	1,237,600
			1,237,600
	Machinery-Diversified Total		3,007,200
Metal Fabricate/Hardware – 0.5%
Metal Processors & Fabrication – 0.5%
Mueller Group, Inc.	10.000% 05/01/12	692,000	752,550
Mueller Holdings, Inc.	(d) 04/15/14 (14.750% 04/15/09)	774,000	681,120
TriMas Corp.	9.875% 06/15/12	770,000	739,200
			2,172,870
	Metal Fabricate/Hardware Total		2,172,870
Miscellaneous Manufacturing – 1.8%
Diversified Manufacturing Operators – 1.5%
Bombardier, Inc.	6.300% 05/01/14(a)	2,281,000	2,104,222
J.B. Poindexter & Co.	8.750% 03/15/14	1,255,000	1,069,888
Koppers Holdings, Inc.	(d) 11/15/14 (9.875% 11/15/09)	1,400,000	1,099,000
Trinity Industries, Inc.	6.500% 03/15/14	2,136,000	2,077,260
			6,350,370
Miscellaneous Manufacturing – 0.3%
Nutro Products, Inc.	10.750% 04/15/14(a)	1,190,000	1,291,150
			1,291,150
	Miscellaneous Manufacturing Total		7,641,520
Packaging & Containers – 2.7%
Containers-Metal/Glass – 1.6%
Crown Americas LLC & Crown Americas Capital Corp.	7.750% 11/15/15	2,130,000	2,188,575
Owens-Brockway Glass Container, Inc.	8.250% 05/15/13	2,470,000	2,544,100
Owens-Illinois, Inc.	7.500% 05/15/10	1,680,000	1,696,800
			6,429,475

See Accompanying Notes to Financial Statements.

20

Columbia High Yield Opportunity Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Industrials (continued)
Packaging & Containers (continued)
Containers-Paper/Plastic – 1.1%
Consolidated Container Co., LLC	(d) 06/15/09 (10.750% 06/15/07)	1,100,000	1,100,000
Jefferson Smurfit Corp.	8.250% 10/01/12	1,770,000	1,703,625
MDP Acquisitions PLC	9.625% 10/01/12	1,290,000	1,364,175
Solo Cup Co.	8.500% 02/15/14	680,000	571,200
			4,739,000
	Packaging & Containers Total		11,168,475
Transportation – 2.3%
Transportation-Marine – 0.9%
Ship Finance International Ltd.	8.500% 12/15/13	1,655,000	1,634,313
Stena AB	7.500% 11/01/13	2,345,000	2,327,412
			3,961,725
Transportation-Railroad – 0.5%
TFM SA de CV	9.375% 05/01/12	1,755,000	1,877,850
			1,877,850
Transportation-Services – 0.6%
CHC Helicopter Corp.	7.375% 05/01/14	1,720,000	1,664,100
PHI, Inc.	7.125% 04/15/13(a)	1,050,000	1,008,000
			2,672,100
Transportation-Trucks – 0.3%
QDI LLC	9.000% 11/15/10	1,060,000	1,030,850
			1,030,850
	Transportation Total		9,542,525
Industrials Total			51,259,121
Technology – 2.1%
Computers – 0.3%
Computer Services – 0.3%
Sungard Data Systems, Inc.	9.125% 08/15/13	1,145,000	1,200,819
			1,200,819
	Computers Total		1,200,819
Semiconductors – 1.8%
Electronic Components-Semiconductors – 1.8%
Advanced Micro Devices, Inc.	7.750% 11/01/12	815,000	835,375
Amkor Technology, Inc.	9.250% 06/01/16	965,000	950,525

See Accompanying Notes to Financial Statements.

21

Columbia High Yield Opportunity Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Technology (continued)
Semiconductors (continued)
Electronic Components-Semiconductors (continued)
Freescale Semiconductor, Inc.	6.875% 07/15/11	855,000	901,760
	10.125% 12/15/16(a)(b)	2,855,000	2,887,118
	PIK, 9.125% 12/15/14(a)(b)	2,085,000	2,085,000
			7,659,778
	Semiconductors Total		7,659,778
Technology Total			8,860,597
Utilities – 4.1%
Electric – 4.1%
Electric-Generation – 1.0%
AES Corp.	7.750% 03/01/14	1,945,000	2,061,700
Edison Mission Energy	7.730% 06/15/09	1,915,000	1,986,812
			4,048,512
Electric-Integrated – 1.0%
CMS Energy Corp.	6.875% 12/15/15	910,000	935,025
	8.500% 04/15/11	575,000	628,188
Nevada Power Co.	9.000% 08/15/13	640,000	694,621
Sierra Pacific Resources	6.750% 08/15/17	910,000	916,075
TECO Energy, Inc.	7.000% 05/01/12	1,205,000	1,262,238
			4,436,147
Independent Power Producer – 2.1%
Dynegy Holdings, Inc.	6.875% 04/01/11	1,275,000	1,263,844
	7.125% 05/15/18	870,000	822,150
Mirant North America LLC	7.375% 12/31/13	1,750,000	1,771,875
MSW Energy Holdings LLC	7.375% 09/01/10	805,000	821,100
	8.500% 09/01/10	1,085,000	1,128,400
NRG Energy, Inc.	7.250% 02/01/14	960,000	960,000
	7.375% 02/01/16	1,025,000	1,025,000
	7.375% 01/15/17	850,000	847,875
			8,640,244
	Electric Total		17,124,903
Utilities Total			17,124,903
	Total Corporate Fixed-Income Bonds & Notes (Cost of $391,963,105)		394,323,078

See Accompanying Notes to Financial Statements.

22

Columbia High Yield Opportunity Fund
November 30, 2006 (Unaudited)

Preferred Stocks – 2.4%

		Shares	Value ($)
Communications – 0.9%
Media – 0.9%
PTV Inc.,	Series A, 10.000% 01/10/23	18	62
Spanish Broadcasting System, Inc.	PIK, Series B, 10.750% 10/15/08	3,250	3,575,000
	Media Total		3,575,062
Communications Total			3,575,062
Financials – 1.5%
Real Estate Investment Trusts (REITs) – 1.5%
iStar Financial, Inc.	Series E, 7.875% 07/18/08	57,000	1,473,097
	Series F, 7.800% 09/29/08	86,749	2,212,609
Sovereign Real Estate Investment Corp.	12.000% 05/16/20(a)	1,800,000	2,700,000
	Real Estate Investment Trusts (REITs) Total		6,385,706
Financials Total			6,385,706
	Total Preferred Stocks (Cost of $9,638,202)		9,960,768
Common Stocks – 1.4%
Consumer Discretionary – 0.6%
Media – 0.6%
Idearc, Inc. (h)		30,000	826,200
NTL, Inc.		35,385	852,425
Sinclair Broadcast Group, Inc., Class A		100,000	995,000
	Media Total		2,673,625
Consumer Discretionary Total			2,673,625
Industrials – 0.0%
Commercial Services & Supplies – 0.0%
Fairlane Management Corp. (e)(f)(h)		50,004	—
	Commercial Services & Supplies Total		—
Industrials Total			—
Materials – 0.2%
Chemicals – 0.2%
Lyondell Chemical Co.		30,000	741,000
	Chemicals Total		741,000
Materials Total			741,000

See Accompanying Notes to Financial Statements.

23

Columbia High Yield Opportunity Fund
November 30, 2006 (Unaudited)

Common Stock (continued)

		Shares	Value ($)
Telecommunication Services – 0.4%
Diversified Telecommunication Services – 0.1%
Embarq Corp.		14,346	738,102
	Diversified Telecommunication Services Total		738,102
Wireless Telecommunication Services – 0.3%
Sprint Nextel Corp.		61,922	1,208,098
	Wireless Telecommunication Services Total		1,208,098
Telecommunication Services Total			1,946,200
Utilities – 0.2%
Independent Power Producers & Energy Traders – 0.2%
Mirant Corp. (h)		23,717	721,471
	Independent Power Producers & Energy Traders Total		721,471
Utilities Total			721,471
	Total Common Stocks (Cost of $6,157,038)		6,082,296

Municipal Bonds – 0.8%

		Par ($)
California – 0.8%
CA Cabazon Band Mission Indians	13.000% 10/01/11	3,250,000	3,451,077
California Total			3,451,077
	Total Municipal Bonds (Cost of $3,250,000)		3,451,077
Convertible Bonds – 0.4%
Communications – 0.4%
Telecommunication Services – 0.4%
Telecommunication Equipment – 0.2%
Nortel Networks Corp.	4.250% 09/01/08	835,000	802,644
			802,644
Telephone-Integrated – 0.2%
NTL Cable PLC	8.750% 04/15/14	690,000	981,195
			981,195
	Telecommunication Services Total		1,783,839
Communications Total			1,783,839
	Total Convertible Bonds (Cost of $1,732,632)		1,783,839

See Accompanying Notes to Financial Statements.

24

Columbia High Yield Opportunity Fund
November 30, 2006 (Unaudited)

Warrants (h) – 0.0%

			Units	Value ($)
Communications – 0.0%
Media – 0.0%
Broadcast Services/Programs – 0.0%
XM Satellite Radio Holdings, Inc.	Expires 03/15/10(a)		2,435	8,523
				8,523
	Media Total			8,523
Telecommunication Services – 0.0%
Cellular Telecommunications – 0.0%
UbiquiTel, Inc.	Expires 04/15/10(a)(e)(f)		5,250	—
				—
Telecommunication Services – 0.0%
Jazztel PLC	Expires 07/15/10(e)(f)	EUR	1,435	—
				—
	Telecommunication Services Total			—
Communications Total				8,523
Consumer Non-Cyclical – 0.0%
Food – 0.0%
Food-Retail – 0.0%
Pathmark Stores Inc.	Expires 09/19/10	USD	58,758	14,689
				14,689
	Food Total			14,689
Consumer Non-Cyclical Total				14,689
Industrials – 0.0%
Transportation – 0.0%
Transportation-Trucks – 0.0%
QDI LLC	Expires 01/15/07(a)(e)		10,207	180,286
				180,286
	Transportation Total			180,286
Industrials Total				180,286
	Total Warrants (Cost of $7,829,465)			203,498

See Accompanying Notes to Financial Statements.

25

Columbia High Yield Opportunity Fund
November 30, 2006 (Unaudited)

Short-Term Obligation – 1.5%

	Par ($)	Value ($)
Repurchase Agreement – 1.5%
Repurchase agreement with State Street Bank & Trust Co., dated 11/30/06, due 12/01/06 at 5.220%, collateralized by a U.S. Treasury Note maturing 01/15/10, market value of $6,228,161 (repurchase proceeds $6,103,885)	6,103,000	6,103,000
Total Short-Term Obligation (Cost of $6,103,000)		6,103,000
Total Investments – 100.7% (Cost of $426,673,442)(i)		421,907,556
Other Assets & Liabilities, Net – (0.7)%		(3,097,392)
Net Assets – 100.0%		418,810,164

Notes to Investment Portfolio:

(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, these securities, which are not illiquid, except for the following, amounted to $97,450,065 which represents 23.3% of net assets.

Security	Acquisition Date	Par/Units	Cost	Value
Rotavax LLC	06/06/06	998,283	$998,283	$1,010,761
Sovereign Real Estate Investment Corp. 12.000% 05/16/20	07/13/05	1,800,000	2,682,000	2,700,000
UbiquiTel, Inc.	04/04/00	5,250	247,969	—
				$3,710,761

(b) Securities purchased on a delayed delivery basis.

(c) The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2006.

(d) Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(e) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(f) Security has no value.

(g) The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is not being accrued. At November 30, 2006, the value of this security is $0, which represents 0.0% of net assets.

(h) Non-income producing security.

(i) Cost for federal income tax purposes is $427,441,598.

At November 30, 2006, the Fund had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation
EUR	$476,950	$461,873	12/08/06	$15,077
Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
EUR	$1,291,740	$1,226,258	12/08/06	$(65,482)
EUR	1,060,144	1,022,376	12/13/06	(37,768)
EUR	3,919,503	3,794,245	12/18/06	(125,258)
				$(228,508)

See Accompanying Notes to Financial Statements.

26

Columbia High Yield Opportunity Fund
November 30, 2006 (Unaudited)

At November 30, 2006, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Corporate Fixed-Income Bonds & Notes	94.2%
Preferred Stocks	2.4
Common Stocks	1.4
Municipal Bonds	0.8
Convertible Bonds	0.4
Warrants	0.0 *
99.2
Short-Term Obligation	1.5
Other Assets & Liabilities, Net	(0.7)
100.0%

*  Rounds to less than 0.01%

Acronym	Name
EUR	Euro
PIK	Payment-In-Kind

See Accompanying Notes to Financial Statements.

27

Statement of Assets and Liabilities – Columbia High Yield Opportunity Fund
November 30, 2006 (Unaudited)

		($)
Assets	Investments, at cost	426,673,442
	Investments, at value	421,907,556
	Foreign currency (cost of $904)	914
	Unrealized appreciation on forward currency contracts	15,077
	Receivable for:
	Investments sold	2,802,576
	Fund shares sold	59,891
	Interest	7,733,881
	Dividends	77,244
	Foreign tax reclaims	6,927
	Deferred Trustees' compensation plan	56,281
	Other assets	25,650
	Total Assets	432,685,997
Liabilities	Payable to custodian bank	298,298
	Unrealized depreciation on foreign forward currency contracts	228,508
	Payable for:
	Investments purchased	2,226,937
	Investments purchased on a delayed delivery basis	8,683,300
	Fund shares repurchased	627,151
	Distributions	897,342
	Investment advisory fee	207,555
	Transfer agent fee	130,226
	Pricing and bookkeeping fees	14,919
	Trustees' fees	86
	Distribution and service fees	174,865
	Chief compliance officer expenses	963
	Deferred Trustees' fees	56,281
	Other liabilities	329,402
	Total Liabilities	13,875,833
	Net Assets	418,810,164
Net Assets Consist of	Paid-in capital	828,636,822
	Overdistributed net investment income	(79,093)
	Accumulated net realized loss	(404,771,082)
	Net unrealized appreciation (depreciation) on:
	Investments	(4,765,886)
	Foreign currency translations	(210,597)
	Net Assets	418,810,164
Class A	Net assets	272,773,351
	Shares outstanding	59,417,534
	Net asset value per share	4.59	(a)
	Maximum offering price per share ($4.59/0.9525)	4.82	(b)
Class B	Net assets	111,905,331
	Shares outstanding	24,378,691
	Net asset value and offering price per share	4.59	(a)
Class C	Net assets	22,119,068
	Shares outstanding	4,818,534
	Net asset value and offering price per share	4.59	(a)
Class Z	Net assets	12,012,414
	Shares outstanding	2,616,782
	Net asset value, offering and redemption price per share	4.59

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

28

Statement of Operations – Columbia High Yield Opportunity Fund

For the Six Months Ended November 30, 2006 (Unaudited)

		($)
Investment Income	Dividends	366,262
	Interest	17,237,175
	Foreign tax withheld	(4,414)
	Total Investment Income	17,599,023
Expenses	Investment advisory fee	1,248,894
	Distribution fee:
	Class B	459,998
	Class C	83,689
	Service fee:
	Class A	325,253
	Class B	153,333
	Class C	27,906
	Transfer agent fee	307,925
	Pricing and bookkeeping fees	83,581
	Trustees' fees	15,208
	Custody fee	8,624
	Chief compliance officer expenses	2,943
	Non-recurring costs (See Note 7)	566
	Other expenses	144,430
	Total Expenses	2,862,350
	Fees waived by Distributor - Class C	(16,715)
	Non-recurring costs assumed by Investment Advisor (See Note 7)	(566)
	Custody earnings credit	(3,072)
	Net Expenses	2,841,997
	Net Investment Income	14,757,026
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Net realized gain (loss) on:
	Investments	773,565
	Foreign currency translations	(89,929)
	Net realized gain	683,636
	Net change in unrealized appreciation (depreciation) on:
	Investments	8,382,890
	Foreign currency translations	(14,974)
	Net change in unrealized appreciation (depreciation)	8,367,916
	Net Gain	9,051,552
	Net Increase in Net Assets from Operations	23,808,578

See Accompanying Notes to Financial Statements.

29

Statement of Changes in Net Assets – Columbia High Yield Opportunity Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended November 30, 2006 ($)	Year Ended May 31, 2006 ($)
Operations	Net investment income	14,757,026	33,379,598
	Net realized gain (loss) on investments and foreign currency transactions	683,636	(15,681,171)
	Net change in unrealized appreciation on investments and foreign currency translations	8,367,916	11,978,857
	Net Increase Resulting from Operations	23,808,578	29,677,284
Distributions Declared to Shareholders	From net investment income:
	Class A	(9,695,282)	(21,051,533)
	Class B	(4,096,093)	(11,823,125)
	Class C	(764,090)	(1,950,865)
	Class Z	(427,780)	(1,001,542)
	Total Distributions Declared to Shareholders	(14,983,245)	(35,827,065)
Share Transactions	Class A:
	Subscriptions	43,839,397	52,657,938
	Distributions reinvested	4,796,681	10,782,697
	Redemptions	(27,404,720)	(87,163,976)
	Net Increase (Decrease)	21,231,358	(23,723,341)
	Class B:
	Subscriptions	1,692,884	5,471,089
	Distributions reinvested	2,090,452	5,895,770
	Redemptions	(29,308,435)	(68,754,799)
	Net Decrease	(25,525,099)	(57,387,940)
	Class C:
	Subscriptions	982,770	2,059,957
	Distributions reinvested	426,124	1,094,117
	Redemptions	(2,828,055)	(10,070,893)
	Net Decrease	(1,419,161)	(6,916,819)
	Class Z:
	Subscriptions	1,712,315	2,671,255
	Distributions reinvested	288,328	729,510
	Redemptions	(1,411,554)	(4,873,301)
	Net Increase (Decrease)	589,089	(1,472,536)
	Net Decrease from Share Transactions	(5,123,813)	(89,500,636)
	Total Increase (Decrease) in Net Assets	3,701,520	(95,650,417)
Net Assets	Beginning of period	415,108,644	510,759,061
	End of period	418,810,164	415,108,644
	Undistributed (overdistributed) net investment income at end of period	(79,093)	147,126

See Accompanying Notes to Financial Statements.

30

Statement of Changes in Net Assets – Columbia High Yield Opportunity Fund (continued)

		(Unaudited) Six Months Ended November 30, 2006	Year Ended May 31, 2006
Changes in Shares	Class A:
	Subscriptions	9,796,177	11,587,648
	Issued for distributions reinvested	1,063,936	2,362,678
	Redemptions	(6,092,107)	(19,172,288)
	Net Increase (Decrease)	4,768,006	(5,221,962)
	Class B:
	Subscriptions	376,838	1,200,104
	Issued for distributions reinvested	463,980	1,290,777
	Redemptions	(6,516,985)	(15,066,524)
	Net Decrease	(5,676,167)	(12,575,643)
	Class C:
	Subscriptions	218,390	449,541
	Issued for distributions reinvested	94,518	239,512
	Redemptions	(628,953)	(2,211,292)
	Net Decrease	(316,045)	(1,522,239)
	Class Z:
	Subscriptions	378,439	587,303
	Issued for distributions reinvested	63,957	159,845
	Redemptions	(314,403)	(1,070,811)
	Net Increase (Decrease)	127,993	(323,663)

See Accompanying Notes to Financial Statements.

31

Financial Highlights – Columbia High Yield Opportunity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Period Ended November 30,		Year Ended May 31,						Period Ended May 31,		Year Ended December 31,
Class A Shares	2006		2006		2005		2004		2003 (a)		2002	2001
Net Asset Value, Beginning of Period	$4.50		$4.56		$4.54		$4.30		$4.01		$4.62	$5.30
Income from Investment Operations:
Net investment income (b)	0.17		0.33		0.35		0.35		0.14		0.34	0.52
Net realized and unrealized gain (loss) on investments and foreign currency	0.09		(0.03)		0.05		0.21		0.30		(0.53)	(0.65)
Total from Investment Operations	0.26		0.30		0.40		0.56		0.44		(0.19)	(0.13)
Less Distributions Declared to Shareholders:
From net investment income	(0.17)		(0.36)		(0.38)		(0.32)		(0.15)		(0.39)	(0.51)
Return of capital	—		—		—		—		—		(0.03)	(0.04)
Total Distributions Declared to Shareholders	(0.17)		(0.36)		(0.38)		(0.32)		(0.15)		(0.42)	(0.55)
Net Asset Value, End of Period	$4.59		$4.50		$4.56		$4.54		$4.30		$4.01	$4.62
Total return (c)	5.86	%(d)	6.70	%(e)	8.93	%(f)	13.30	%(e)	11.01	%(d)(e)	(4.27)%	(2.78)%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	1.12	%(h)	1.12%		1.15%		1.19%		1.29	%(h)	1.31%	1.22%
Waiver/reimbursement	—		0.02%		—		0.01%		—	%(h)(i)	—	—
Net investment income (g)	7.34	%(h)	7.28%		7.55%		7.65%		8.24	%(h)	7.92%	10.34%
Portfolio turnover rate	29	%(d)	61%		67%		75%		45	%(d)	63%	62%
Net assets, end of period (000's)	$272,773		$245,713		$273,104		$325,658		$376,944		$361,780	$369,043

(a)  The Fund changed its fiscal year end from December 31 to May 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

32

Financial Highlights – Columbia High Yield Opportunity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Period Ended November 30,		Year Ended May 31,						Period Ended May 31,		Year Ended December 31,
Class B Shares	2006		2006		2005		2004		2003 (a)		2002	2001
Net Asset Value, Beginning of Period	$4.50		$4.56		$4.54		$4.30		$4.01		$4.62	$5.30
Income from Investment Operations:
Net investment income (b)	0.15		0.30		0.32		0.31		0.13		0.31	0.48
Net realized and unrealized gain (loss) on investments and foreign currency	0.09		(0.04)		0.05		0.22		0.29		(0.54)	(0.65)
Total from Investment Operations	0.24		0.26		0.37		0.53		0.42		(0.23)	(0.17)
Less Distributions Declared to Shareholders:
From net investment income	(0.15)		(0.32)		(0.35)		(0.29)		(0.13)		(0.35)	(0.47)
Return of capital	—		—		—		—		—		(0.03)	(0.04)
Total Distributions Declared to Shareholders	(0.15)		(0.32)		(0.35)		(0.29)		(0.13)		(0.38)	(0.51)
Net Asset Value, End of Period	$4.59		$4.50		$4.56		$4.54		$4.30		$4.01	$4.62
Total return (c)	5.46	%(d)	5.91	%(e)	8.13	%(f)	12.46	%(e)	10.67	%(d)(e)	(4.99)%	(3.51)%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	1.87	%(h)	1.87%		1.90%		1.94%		2.04	%(h)	2.06%	1.97%
Waiver/reimbursement	—		0.02%		—		0.01%		—	%(h)(i)	—	—
Net investment income (g)	6.58	%(h)	6.55%		6.80%		6.90%		7.49	%(h)	7.17%	9.59%
Portfolio turnover rate	29	%(d)	61%		67%		75%		45	%(d)	63%	62%
Net assets, end of period (000's)	$111,905		$135,122		$194,460		$252,415		$305,021%		$280,220	$350,464

(a)  The Fund changed its fiscal year end from December 31 to May 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

33

Financial Highlights – Columbia High Yield Opportunity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Period Ended November 30,		Year Ended May 31,				Period Ended May 31,		Year Ended December 31,
Class C Shares	2006		2006	2005		2004	2003 (a)		2002	2001
Net Asset Value, Beginning of Period	$4.50		$4.56	$4.54		$4.30	$4.01		$4.62	$5.30
Income from Investment Operations:
Net investment income (b)	0.15		0.31	0.33		0.32	0.13		0.31	0.49
Net realized and unrealized gain (loss) on investments and foreign currency	0.09		(0.04)	0.04		0.21	0.29		(0.53)	(0.65)
Total from Investment Operations	0.24		0.27	0.37		0.53	0.42		(0.22)	(0.16)
Less Distributions Declared to Shareholders:
From net investment income	(0.15)		(0.33)	(0.35)		(0.29)	(0.13)		(0.36)	(0.48)
Return of capital	—		—	—		—	—		(0.03)	(0.04)
Total Distributions Declared to Shareholders	(0.15)		(0.33)	(0.35)		(0.29)	(0.13)		(0.39)	(0.52)
Net Asset Value, End of Period	$4.59		$4.50	$4.56		$4.54	$4.30		$4.01	$4.62
Total return (c)(d)	5.54	%(e)	6.07%	8.29	%(f)	12.63%	10.74	%(e)	(4.85)%	(3.37)%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	1.72	%(h)	1.72%	1.75%		1.79%	1.89	%(h)	1.91%	1.82%
Waiver/reimbursement	0.15	%(h)	0.17%	0.15%		0.16%	0.15	%(h)	0.15%	0.15%
Net investment income (g)	6.74	%(h)	6.70%	6.95%		7.05%	7.64	%(h)	7.32%	9.74%
Portfolio turnover rate	29	%(e)	61%	67%		75%	45	%(e)	63%	62%
Net assets, end of period (000's)	$22,119		$23,084	$30,366		$46,322	$51,471		$46,568	$52,122

(a)  The Fund changed its fiscal year end from December 31 to May 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

34

Financial Highlights – Columbia High Yield Opportunity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Period Ended November 30,		Year Ended May 31,						Period Ended May 31,		Year Ended December 31,
Class Z Shares	2006		2006		2005		2004		2003 (a)		2002	2001
Net Asset Value, Beginning of Period	$4.50		$4.56		$4.54		$4.30		$4.01		$4.62	$5.30
Income from Investment Operations:
Net investment income (b)	0.17		0.34		0.37		0.36		0.15		0.33	0.53
Net realized and unrealized gain (loss) on investments and foreign currency	0.09		(0.03)		0.04		0.21		0.29		(0.51)	(0.65)
Total from Investment Operations	0.26		0.31		0.41		0.57		0.44		(0.18)	(0.12)
Less Distributions Declared to Shareholders:
From net investment income	(0.17)		(0.37)		(0.39)		(0.33)		(0.15)		(0.40)	(0.52)
Return of capital	—		—		—		—		—		(0.03)	(0.04)
Total Distributions Declared to Shareholders	(0.17)		(0.37)		(0.39)		(0.33)		(0.15)		(0.43)	(0.56)
Net Asset Value, End of Period	$4.59		$4.50		$4.56		$4.54		$4.30		$4.01	$4.62
Total return (c)	5.99	%(d)	6.97	%(e)	9.21	%(f)	13.58	%(e)	11.12	%(d)(e)	(4.03)%	(2.53)%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	0.87	%(h)	0.87%		0.90%		0.94%		1.04	%(h)	1.06%	0.97%
Waiver/reimbursement	—		0.02%		—		0.01%		—	%(h)(i)	—	—
Net investment income (g)	7.59	%(h)	7.53%		7.80%		7.92%		8.49	% (h)	8.17%	10.59%
Portfolio turnover rate	29	%(d)	61%		67%		75%		45	%(d)	63%	62%
Net assets, end of period (000's)	$12,012		$11,190		$12,829		$14,194		$45,803		$35,541	$1,978

(a)  The Fund changed its fiscal year end from December 31 to May 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

35

Notes to Financial Statements – Columbia High Yield Opportunity Fund
November 30, 2006 (Unaudited)

Note 1. Organization

Columbia High Yield Opportunity Fund (the "Fund"), a series of Columbia Funds Series Trust I (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks high current income and total return.

Fund Shares

The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months of the time of the purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between

36

Columbia High Yield Opportunity Fund
November 30, 2006 (Unaudited)

the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157") was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has recently begun to evaluate the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Forward currency contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward currency contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk if the counterparties of the contracts are unable to fulfill the terms of the contracts.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

37

Columbia High Yield Opportunity Fund
November 30, 2006 (Unaudited)

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net invest5ment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown, as this would involve futures claims against the Fund. Also, under the Fund's organizational documents and by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended May 31, 2006 was as follows:

May 31, 2006
Distributions paid from:
Ordinary Income*	$35,827,065
Long-Term Capital Gains	—

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at November 30, 2006, based on cost of investments for federal income tax purposes, was:

Unrealized appreciation	$12,021,149
Unrealized depreciation	(17,555,191)
Net unrealized depreciation	$(5,534,042)

The following capital loss carryforwards, determined as of May 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2008	$37,575,496
2009	161,087,717
2010	171,019,187
2011	18,463,873
2014	7,033,993
$395,180,266

38

Columbia High Yield Opportunity Fund
November 30, 2006 (Unaudited)

Of the capital loss carryforwards attributable to the Fund $3,086,545 ($2,216,468 will expire May 31, 2008 and $870,077 will expire May 31, 2009) was obtained in the merger with Stein Roe High Yield Fund. Utilization of these losses could be subject to limitations imposed by the Internal Revenue Code.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.60%
$500 million to $1 billion	0.55%
$1 billion to $1.5 billion	0.52%
Over $1.5 billion	0.49%

For the six months ended November 30, 2006, the Fund's annualized effective investment advisory fee rate was 0.60%.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated certain functions to State Street Bank & Trust Company ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are (other than certain reimbursements paid to Columbia and discussed below) paid to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee (exclusive of out-of-pocket expenses and charges) shall not exceed $140,000.

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended November 30, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.040% of the Fund's average daily net assets.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended November 30, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket

39

Columbia High Yield Opportunity Fund
November 30, 2006 (Unaudited)

expenses and sub-transfer agent fees, was 0.15% of the Fund's average daily net assets.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. For the six months ended November 30, 2006, the Distributor retained net underwriting discounts of $8,585 on sales of the Fund's Class A shares and net CDSC fees of $23, $129,330 and $715 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a Rule 12b-1 plan (the "Plan") which allows the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually.

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer.

The Fund's expenses for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended November 30, 2006, the Fund paid $1,304 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Portfolio Information

For the six months ended November 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $133,170,188 and $114,262,237, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings may be used for temporary or emergency purposes to facilitate portfolio liquidity.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each participating fund based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

40

Columbia High Yield Opportunity Fund
November 30, 2006 (Unaudited)

For the six months ended November 30, 2006, the Fund did not borrow under these arrangements.

Note 7. Disclosure of Significant Risks and Contingencies

Industry Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

High-Yield Securities

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Foreign Securities

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could

41

Columbia High Yield Opportunity Fund
November 30, 2006 (Unaudited)

increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.

This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.

For the six months ended November 30, 2006, Columbia has assumed $566 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

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Board Consideration and Approval of
Investment Advisory Agreements

The Advisory Fees and Expenses Committee of the Board of Trustees meets one or more times annually to review the advisory agreements (collectively, the "Agreements") of the funds for which the Trustees serve as trustees (each a "fund") and determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with the heads of each investment area within Columbia. Through the Board's Investment Oversight Committees, Trustees also meet with selected fund portfolio managers at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia, the funds' investment adviser, believe to be reasonably necessary for the Trustees to evaluate the Agreements and determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund's performance benchmarks, (ii) information on each fund's advisory fees and other expenses, including information comparing the fund's expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints," (iii) information about the profitability of the Agreements to Columbia, including potential "fall-out" or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (iv) information obtained through Columbia's response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (v) Columbia's financial results and financial condition, (vi) each fund's investment objective and strategies and the size, education and experience of Columbia's investment staffs and their use of technology, external research and trading cost measurement tools, (vii) the allocation of the funds' brokerage, if any, and the use of "soft" commission dollars to pay for research products and services, (vii) Columbia's resources devoted to, and its record of compliance with, the funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies, (ix) Columbia's response to various legal and regulatory proceedings since 2003 and (x) the economic outlook generally and for the mutual fund industry in particular. In addition, the Advisory Fees and Expenses Committee confers with the funds' independent fee consultant and reviews materials relating to the funds' relationships with Columbia provided by the independent fee consultant. Throughout the process, the Trustees have the opportunity to ask questions of and request additional materials from Columbia and to consult with independent legal counsel to the Independent Trustees and the independent fee consultant.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2006 meeting, following meetings of the Advisory Fees and Expenses Committee held in August, September and October, 2006. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia's ability (including its personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes) to attract and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the continuation of the Agreements.

43

Investment performance of the funds and Columbia. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third party that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party's methodology for identifying each fund's peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses.

In the case of each fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund's Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund's investment strategy and policies and that the fund was performing as expected, given these investment decisions, market conditions and the fund's investment strategy; (iii) that the fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund's investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; and (v) that the fund was proposed to be reorganized into another fund, and that such reorganization would result in a reduction in fund expenses.

The Trustees also considered Columbia's performance and reputation generally, the funds' performance as a fund family generally, and Columbia's historical responsiveness to Trustee concerns about performance and Columbia's willingness to take steps intended to improve performance.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreement(s) pertaining to that fund.

The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided by management and by an independent third party) of each fund's advisory fees and total expense levels to those of the fund's peer groups and information about the advisory fees charged by Columbia to comparable institutional accounts. In considering the fees charged to those accounts, the Trustees took into account, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for Columbia, and the additional resources required to manage mutual funds effectively. In evaluating each fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered existing advisory fee breakpoints, and Columbia's use of advisory fee waivers and expense caps, which benefited a number of the funds. The Trustees also noted management's stated justification for the fees charged to the funds, which included information about the investment performance of the funds and the services provided to the funds.

The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with each fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense level of each fund, and whether Columbia had implemented breakpoints and/or expense caps with respect to the fund.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each fund, and the related profitability to Columbia and its affiliates of their relationships with the fund,

44

supported the continuation of the Agreement(s) pertaining to that fund.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision by Columbia of services to each fund, to groups of related funds, and to Columbia's investment advisory clients as a whole and whether those economies were shared with the funds through breakpoints in the investment advisory fees or other means, such as expense waivers/reductions and additional investments by Columbia in investment, trading and compliance resources. The Trustees noted that many of the funds benefited from breakpoints, expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

•  the extent to which each fund had operated in accordance with its investment objective and investment restrictions, the nature and scope of the compliance programs of the funds and Columbia and the compliance-related resources that Columbia and its affiliates were providing to the funds;

•  the nature, quality, cost and extent of administrative and shareholder services performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services;

•  so-called "fall-out benefits" to Columbia and its affiliates, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds' securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest; and

•  the draft report provided by the funds' independent fee consultant, which included information about and analysis of the funds' fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2007.

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Summary of Management Fee Evaluation by
Independent Fee Consultant

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance
between the Office of
Attorney General of New York State and
Columbia Management Advisors, Inc. and
Columbia Funds Distributor, Inc.
October 11, 2006

I. Overview

Columbia Management Advisors, LLC ("CMA") and Columbia Funds Distributors, Inc.1 ("CFD") agreed on February 9, 2005 to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Fund" and together with all such funds or a group of such funds as the "Funds") only if the Independent Members of the Fund's Board of Trustees (such Independent Members of the Fund's Board together with the other members of the Fund's Board, referred to as the "Trustees") appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

On September 14, 2006, the Independent Members of the Funds' Boards retained me as IFC for the Funds. In this capacity, I have prepared the second annual written evaluation of the fee negotiation process. I am successor to the first IFC, Erik Sirri, who prepared the annual evaluation in 2005 and who contributed to the second annual written evaluation until his resignation as IFC in August 2006 to become Director of the Division of Market Regulation at the U.S. Securities and Exchange Commission.2

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." In this role, the IFC does not replace the Trustees in negotiating management fees with CMA, and the IFC does not substitute his or her judgment for that of the Trustees about the reasonableness of proposed fees. As the AOD states, CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant."

B. Elements Involved in Managing the Fee Negotiation Process

Managing the fee negotiation process has three elements. One involves reviewing the information provided by CMG to the Trustees for evaluating the proposed management fees and augmenting that information, as necessary, with additional information from CMG or other sources and with further analyses of the information and data. The second element involves reviewing the information and analysis relative to at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

1  CMA and CFD are subsidiaries of Columbia Management Group, Inc. ("CMG"), which also is the parent of Columbia Management Services, Inc. ("CFS"), the Funds' transfer agent. Before the date of this report, CMA merged into an affiliated entity, Banc of America Capital Management, LLC, which was renamed Columbia Management Advisors, LLC and which carries on the business of CMA. CFD also has been renamed Columbia Management Distributors, Inc.

2  I am an independent economic consultant. From August 2005 until August 2006, I provided support to Mr. Sirri as an independent consultant. From 1994 to 2004, I was Chief Economist at the Investment Company Institute. Earlier, I was Section Chief and Assistant Director at the Federal Reserve Board and Professor of Economics at Oklahoma State University. I have no material relationship with Bank of America or CMG, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. To assist me with the report, I engaged NERA Economic Consulting, an independent consulting firm that has had extensive experience in the mutual fund industry. I also have retained Willkie Farr & Gallagher LLP as counsel to advise me in connection with the report.

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The final element involves providing the Trustees with a written evaluation of the above factors as they relate to the fee negotiation process.

C. Organization of the Annual Evaluation

The 2006 annual evaluation focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds have been combined into a single section. In each section, the discussion of the factor considers and analyzes the available data and other information as they bear upon the fee negotiation process. If appropriate, the discussion in the section may point out certain aspects of the proposed fees that may warrant particular attention from the Trustees. The discussion also may suggest other data, information, and approaches that the Trustees might consider incorporating into the fee negotiation process in future years.

In addition to a discussion of the six factors, the report reviews the status of recommendations made in the 2005 IFC evaluation. The 2006 report also summarizes the findings with regard to the six factors and contains a summary of recommendations for possible enhancements to the process.

II. Status of 2005 Recommendations

The 2005 IFC evaluation contains recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and includes my assessment of the response to the recommendations.

1.  Recommendation: Trustees should consider requesting more analytical work from CMG in the preparation of future 15(c) materials.

Status: CMG has provided additional analyses to the Trustees on economies of scale, a comparative analysis of institutional and retail management fees, management fee breakpoints, risk-adjusted performance, fee waivers and expense reimbursements, and CMG's costs and profitability.

2.  Recommendation: Trustees may wish to consider whether CMG should continue expanding the use of Morningstar or other third party data to supplement CMG's fee and performance analysis that is now based primarily on Lipper reports.

Status: CMG has used data from Morningstar Inc. to compare with data from Lipper Inc. ("Lipper") in performing the Trustees' screening procedures.

3.  Recommendation: Trustees should consider whether...the fund-by-fund screen...should place comparable emphasis on both basis point and quintile information in their evaluation of the funds...Also, the Trustees should consider incorporating sequences of one-year performance into a fund-by-fund screen.

Status: CMG has not provided Trustees with results of the screening process using percentiles. CMG has provided Trustees with information on the changes in performance and expenses between 2005 and 2006 and data on one-year returns.

4.  Recommendation: Given the volatility of fund performance, the Trustees may want to consider whether a better method exists than th[e] fee waiver process to deal with fund underperformance.

Status: It is my understanding that the Trustees have determined to address fund underperformance not only through fee waivers and expense caps but also through discussions with CMG regarding the sources of underperformance. CMG has provided Trustees with an analysis of the relationship between breakpoints, expense reimbursements, and fee waivers.

5.  Recommendation: [Seventy-one] percent of funds [have] yet to reach their first management fee breakpoint...Trustees may wish to consider whether the results of my ongoing economies-of-scale work affects the underlying economic assumptions reflected in the existing breakpoint schedules.

Status: CMG has prepared a memo for the Trustees discussing its views on the nature and sharing of potential economies of scale. The memo discuses CMG's view that economies of scale arise at the complex level rather than the fund level. The memo also describes steps, including the introduction of breakpoints, taken to share economies of scale with shareholders. CMG's analysis, however, does not discuss specific sources of economies of scale and does not link breakpoints to economies of scale that might be realized as the Funds' assets increase.

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6.  Recommendation: Trustees should continue working with management to address issues of funds that demonstrate consistent or significant underperformance even if the fee levels for the funds are low.

Status: Trustees monitor performance on an ongoing basis.

III. Findings

A. General

1.  Based upon my examination of the available information and the six factors, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for the Funds. CMG has provided the Trustees with relevant materials on the six factors through the 15(c) contract renewal process and in materials prepared for review at Board and Committee meetings.

2.  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2006 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.   The performance of the Funds has been relatively strong, especially that of fixed-income Funds. For each of the 1-, 3-, 5- and 10-year performance periods, over 60 percent of the funds have ranked in the top three performance quintiles.

4.  The performance of the equity Funds overall, though less concentrated in the top two quintiles than the fixed-income Funds, improved in 2006 relative to that in 2005. The fixed-income funds maintained the relatively high performance level of 2005 in 2006.

5.  The Funds' overall performance adjusted for risk was significantly stronger than performance unadjusted for risk. Domestic and international equity funds, in particular, moved to higher relative performance rankings after adjusting for risk.

6.  The procedure used to construct the performance universe in which each Fund's performance is ranked relative to comparable funds may bias a Fund's ranking upward within that universe. The bias occurs because the performance ranking procedure includes all share classes of multi-class funds in the universe and because the procedure ranks either no-load or A share classes of the Funds. No-load and A share classes generally have lower total expenses than B and C shares (owing to B and C shares having higher distribution/service fees) and thus, given all else, would outperform many of B and C share classes included in the universe. A preliminary analysis that adjusts for the bias results in a downward movement in the relative performance for the Funds but does not change the general finding that the Funds' performance has been strong relative to comparable funds.

C. Management Fees Charged by Other Mutual Fund Companies

7.  The Funds' management fees and total expenses are generally low relative to those of their peers. At least 56 percent of the Funds are in the first or second quintiles with the lowest fees and expenses and nearly three-fourths or more in the first three quintiles. Equity Funds are more highly concentrated in the first three quintiles than fixed-income Funds.

8.  The fee and expense rankings as whole are similar to those in 2005 in that the majority of funds are ranked in the top quintiles. Nonetheless, a number of individual funds experienced a change in ranking between 2005 and 2006. This fund-level instability may reflect sensitivity of rankings to the composition of the comparison groups, as the membership of the peer groups typically changed substantially between the two years.

9.  The Liberty Money Market Fund VS appears to have a higher management fee structure than that of other Columbia money market funds of comparable asset size.

D. Trustees' Fee and Performance Evaluation Process

10.  The Trustees' evaluation process identified 21 funds in 2006 for further review based upon their relative performance or expenses. Seventeen of these funds had been subject to review in 2004 or 2005.

E. Potential Economies of Scale

11.  CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of

48

scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. CMG has not, however, identified specific sources of economies of scale nor has it provided any estimates of the magnitude of any economies of scale. In the memo, CMG also describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation. These measures, although of significant benefit to shareholders, have not been directly linked in the memo to the existence, sources, and magnitude of economies of scale.

F. Management Fees Charged to Institutional Clients

12.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. Based upon the information, institutional fees are generally lower than the Funds' management fees. This pattern is consistent with the economics of the two financial products. Data are not available, however, on actual institutional fees at other money managers. Thus, it is not possible to determine the extent to which differences between the Funds' management fees and institutional fees are consistent with those seen generally in the marketplace.

G. Revenues, Expenses, and Profits

13.  The financial statements and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate the expenses and profitability of the Funds.

IV. Recommendations

A. Performance

1.  Trustees may wish to consider incorporating risk-adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments, which could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

2.  Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

B. Economies of Scale

3.  Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of such economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

C. Institutional Fees

4.  Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

D. Profitability

5.  Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

6.  Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

7.  Trustees may wish to consider the treatment of the revenue sharing with the Private Bank of Bank of America in their review of CMG's profitability.

Respectfully submitted,
John D. Rea

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Appendix

Sources of Information Used in the Evaluation

The following list generally describes the sources and types of information that were used in preparing this report.

1.  Performance, management fees, and expense ratios for the Funds and comparable funds from other fund complexes from Lipper and CMG. The sources of this information were CMG and Lipper;

2.  CMG's expenses and profitability obtained directly from CMG;

3.  Information on CMG's organizational structure;

4.  Profitability of publicly traded asset managers from Lipper;

5.  Interviews with CMG staff, including members of senior management, legal staff, heads of affiliates, portfolio managers, and financial personnel;

6.  Documents prepared by CMG for Section 15(c) contract renewals in 2005 and 2006;

7.  Academic research papers, industry publications, professional materials on mutual fund operations and profitability, and SEC releases and studies of mutual fund expenses

8.  Interviews with and documents prepared by Ernst & Young LLP in its review of the Private Bank Revenue Sharing Agreement;

9.  Discussions with Trustees and attendance at Board and committee meetings during which matters pertaining to the evaluation were considered.

In addition, I engaged NERA Economic Consulting ("NERA") to assist me in data management and analysis. NERA has extensive experience in the mutual fund industry that provides unique insights and special knowledge pertaining to my independent analysis of fees, performance, and profitability. I have also retained attorneys in the Washington, D.C. office of Willkie Farr & Gallagher LLP as outside counsel to advise me in connection with my evaluation.

Finally, meetings and discussions with CMG staff were informative. My participation in Board and committee meetings in which Trustees and CMG management discussed issues relating to management contracts were of great benefit to the preparation of the evaluation.

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Columbia Funds – Columbia High Yield Opportunity Fund

Growth Funds	Columbia Acorn Fund
Columbia Acorn Select
Columbia Acorn USA
Columbia Large Cap Growth Fund
Columbia Marsico 21st Century Fund
Columbia Marsico Focused Equities Fund
Columbia Marsico Growth Fund
Columbia Mid Cap Growth Fund
Columbia Small Cap Growth Fund I
Columbia Small Cap Growth Fund II

Core Funds	Columbia Common Stock Fund Columbia Large Cap Core Fund Columbia Small Cap Core Fund

Value Funds	Columbia Disciplined Value Fund
Columbia Dividend Income Fund
Columbia Large Cap Value Fund
Columbia Mid Cap Value Fund
Columbia Small Cap Value Fund I
Columbia Small Cap Value Fund II
Columbia Strategic Investor Fund

Asset Allocation/Hybrid Funds	Columbia Asset Allocation Fund
Columbia Asset Allocation Fund II
Columbia Balanced Fund
Columbia Liberty Fund
Columbia LifeGoal(TM) Balanced Growth Portfolio
Columbia LifeGoal(TM) Growth Portfolio
Columbia LifeGoal(TM) Income Portfolio
Columbia LifeGoal(TM) Income and Growth Portfolio
Columbia Masters Global Equity Portfolio
Columbia Masters Heritage Portfolio
Columbia Masters International Equity Portfolio
Columbia Thermostat Fund

Index Funds	Columbia Large Cap Enhanced Core Fund Columbia Large Cap Index Fund Columbia Mid Cap Index Fund Columbia Small Cap Index Fund

Specialty Funds	Columbia Convertible Securities Fund Columbia Real Estate Equity Fund Columbia Technology Fund

Global/International Funds	Columbia Acorn International
Columbia Acorn International Select
Columbia Global Value Fund
Columbia Greater China Fund
Columbia International Stock Fund
Columbia International Value Fund
Columbia Marsico International Opportunities Fund
Columbia Multi-Advisor International Equity Fund
Columbia World Equity Fund

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Columbia Funds – Columbia High Yield Opportunity Fund

Taxable Bond Funds	Columbia Conservative High Yield Fund
Columbia Core Bond Fund
Columbia Federal Securities Fund
Columbia High Income Fund
Columbia High Yield Opportunity Fund
Columbia Income Fund
Columbia Intermediate Bond Fund
Columbia Short Term Bond Fund
Columbia Strategic Income Fund
Columbia Total Return Bond Fund
Columbia U.S. Treasury Index Fund

Tax-Exempt Bond Funds	Columbia California Tax-Exempt Fund
Columbia California Intermediate Municipal Bond Fund
Columbia Connecticut Tax-Exempt Fund
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia Georgia Intermediate Municipal Bond Fund
Columbia High Yield Municipal Fund
Columbia Intermediate Municipal Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Massachusetts Tax-Exempt Fund
Columbia Maryland Intermediate Municipal Bond Fund
Columbia North Carolina Intermediate Municipal Bond Fund
Columbia New York Tax-Exempt Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Oregon Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia South Carolina Intermediate Municipal Bond Fund
Columbia Short Term Municipal Bond Fund
Columbia Tax-Exempt Fund
Columbia Virginia Intermediate Municipal Bond Fund

Money Market Funds	Columbia California Tax-Exempt Reserves
Columbia Cash Reserves
Columbia Connecticut Municipal Reserves
Columbia Government Plus Reserves
Columbia Government Reserves
Columbia Massachusetts Municipal Reserves
Columbia Money Market Reserves
Columbia Municipal Reserves
Columbia New York Tax-Exempt Reserves
Columbia Prime Reserves
Columbia Tax-Exempt Reserves
Columbia Treasury Reserves

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

52

Important Information About This Report – Columbia High Yield Opportunity Fund

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia High Yield Opportunity Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 800.345.6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.
53

Columbia High Yield Opportunity Fund

Semiannual Report – November 30, 2006

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2006 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/115521-1106 (01/07) 07/33222

Columbia Management®

Columbia Strategic Income Fund

Semiannual Report – November 30, 2006

NOT FDIC INSURED

May Lose Value

No Bank Guarantee

Table of contents

Performance Information	1

Understanding Your Expenses	2

Fund Profile	3

Investment Portfolio	4

Statement of Assets and Liabilities	34

Statement of Operations	35

Statement of Changes in Net Assets	36

Financial Highlights	38

Notes to Financial Statements	43

Board Consideration and Approval of Investment Advisory Agreements	51

Summary of Management Fee Evaluation by Independent Fee Consultant	54

Columbia Funds	59

Important Information About This Report	61

The views expressed in the President's Message and
Fund Profile reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President's Message

November 30, 2006

Dear Shareholder,

Over the past few years, you've heard a lot about change here at Columbia Funds as we've streamlined our fund offerings, reduced our expenses and enhanced the different ways that you can do business with us. Our goal in all these matters has been to make investing easier and more convenient—and to ensure that you find the range of financial choices and services that you expect from one of the nation's leading financial companies.

As 78 million baby boomers move closer to retirement, we are also mindful that retirement is the single most important financial goal for many Americans. To that end we have committed considerable resources to ensure that you can find a wide range of choices at Columbia Funds, whether you are just beginning to invest for retirement or preparing to turn your retirement savings into income. If you haven't done so already, we suggest that you work closely with your financial adviser to draw up a personal investment plan that is based on what you'll require for your future. We continue to look for new ways to help meet the unique needs of all our investors—especially those who are approaching retirement.

Change is a constant in our lives, but one thing that does not change is our commitment to continue to improve your investment and service experiences. At Columbia Funds, we understand that you have a choice of financial providers and we want you to remain satisfied with your decision to invest with us—now and in the years to come.

Keep in mind that investing is often a long-term undertaking. While it's important to review the performance and market environment of the most recent period, it's essential to evaluate this information with your goal, time horizon and risk tolerance in mind.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Performance Information – Columbia Strategic Income Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 12/01/96 – 11/30/06 ($)

Sales charge	without	with
Class A	18,176	17,313
Class B	16,840	16,840
Class C	17,103	17,103
Class J	17,643	17,114
Class Z	18,389	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in shares of Columbia Strategic Income Fund during the stated time period, and it does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 11/30/06 (%)

Share class	A		B		C		J		Z
Inception	04/21/77		05/15/92		07/01/97		11/02/98		01/29/99
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	5.55	0.54	4.99	–0.01	5.06	4.06	5.19	2.03	5.55
1-year	7.54	2.43	6.75	1.76	6.89	5.90	7.16	3.94	7.69
5-year	8.88	7.82	8.03	7.74	8.22	8.22	8.45	7.79	9.01
10-year	6.16	5.64	5.35	5.35	5.51	5.51	5.84	5.52	6.28

Average annual total return as of 12/31/06 (%)

Share class	A		B		C		J		Z
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	6.09	1.05	5.70	0.70	5.95	4.95	5.90	2.72	6.28
1-year	6.76	1.69	5.97	0.97	6.29	5.29	6.37	3.18	7.08
5-year	8.91	7.85	8.14	7.85	8.29	8.29	8.55	7.89	9.12
10-year	6.13	5.62	5.34	5.34	5.51	5.51	5.83	5.51	6.28

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares and 3.00% for Class J shares, maximum contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details.

Performance for different share classes will vary based on differences in sales charges and the fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The share performance information for classes J and Z (newer class shares) includes returns of the fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for periods prior to the inception of Class J shares would have been lower and the returns for the Class Z shares would have been higher. Class C is a newer class of shares. Its performance information includes returns of the fund's Class B shares for periods prior to the inception of Class C shares. Class B shares would have substantially similar annual returns because Class B and Class C shares have similar expense structures. Class A shares were initially offered on April 21, 1977, Class B shares were initially offered on May 15, 1992, Class C shares initially offered on July 1, 1997, Class J shares were initially offered on November 2, 1998 and Class Z shares were initially offered on January 29, 1999.

Net asset value per share

as of 11/30/06 (%)

Class A	6.02
Class B	6.01
Class C	6.02
Class J	6.00
Class Z	5.96

Distributions declared per share

06/01/06 – 11/30/06 ($)

Class A	0.18
Class B	0.16
Class C	0.16
Class J	0.17
Class Z	0.19

Understanding Your Expenses – Columbia Strategic Income Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

06/01/06 – 11/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,055.50	1,020.36	4.84	4.76	0.94
Class B	1,000.00	1,000.00	1,049.89	1,016.60	8.68	8.54	1.69
Class C	1,000.00	1,000.00	1,050.59	1,017.35	7.92	7.79	1.54
Class J	1,000.00	1,000.00	1,051.89	1,018.45	6.79	6.68	1.32
Class Z	1,000.00	1,000.00	1,055.50	1,021.56	3.61	3.55	0.70

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Strategic Income Fund

Summary

■   For the six-month period ended November 30, 2006, the fund's Class A shares returned 5.55% without sales charge. The fund outpaced the average return of the Lipper Multi-Sector Income Funds Classification1, which was 5.48%, and was in line with the 5.56% return of the fund's benchmark, the Lehman Brothers Government/Credit Bond Index2. An emphasis on high-yield issues and non-US bonds aided performance.

■   The high-yield sector of the fund performed well, as many issuers thrived in the continuing economic expansion, and investors were attracted to the additional income that high-yield bonds offered. However, the best results in the high-yield sector occurred in lower quality tiers, so our focus on better quality held back results somewhat. In the foreign government sector of the fund, our allocation to emerging market bonds generated strong performance. We focused on bonds from more stable emerging markets, bypassing riskier markets, which were even stronger performers for the period. Non-dollar denominated developed-market bonds also contributed to performance as the dollar weakened against the Euro, the British pound and other European currencies, and yields fell during the period. US Treasuries moved broadly higher and yields fell as longer-term rates declined significantly. A relatively short duration in US Treasuries held back returns during the reporting period, as issues with longer maturities significantly outperformed in the second half of the period.

■   Slowing US economic growth may ease the need for the Federal Reserve Board to raise short-term rates above their current level. However, uncertainty over the economy's direction, a weak housing market and any retrenchment in consumer spending could also diminish investor appetite for risk. Against this backdrop, we plan to continue to emphasize quality in both high-yield and emerging market segments. In our view, yields on lower quality securities are not currently high enough to compensate for their added risk. Going forward, we plan to maintain or increase our exposure to non-dollar bonds because we expect the US dollar to decline further over the next several months.

Portfolio Management

Laura A. Ostrander is the lead manager for the fund and has managed or co-managed the fund since September 2000. She has been associated with Columbia Advisors or its predecessors since December 1996.

Thomas A. LaPointe has co-managed the fund since June 2005. He has been associated with Columbia Advisors or its predecessors since February 1999.

Kevin L. Cronk has co-managed the fund since June 2005. He has been associated with Columbia Advisors or its predecessors since August 1999.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in high-yield or "junk" bonds offers the potential for higher income than investments in investment-grade bonds, but also has a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments. High-yield bonds issued by foreign entities have greater potential risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

Investing in emerging markets may involve greater risks than investing in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

1Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

2The Lehman Brothers Government/Credit Bond Index tracks the performance of US Government and corporate bonds rated investment grade or better, with maturities of at least one year. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month cumulative return as of 11/30/06:

+5.55%

Class A shares (without sales charge)

+5.56%

Lehman Brothers Government/Credit Bond Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Investment Portfolio – Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

Government & Agency Obligations – 49.8%

			Par ($)	Value ($)
Foreign Government Obligations – 31.2%
Aries Vermoegensverwaltungs GmbH	6.919% 10/25/07(a)	EUR	2,500,000	3,403,581
	7.750% 10/25/09(b)		2,750,000	4,019,509
	9.600% 10/25/14	USD	750,000	974,325
Corp. Andina de Fomento	6.375% 06/18/09	EUR	4,350,000	6,065,246
European Investment Bank	5.500% 12/07/11	GBP	5,250,000	10,512,209
Federal Republic of Brazil	6.000% 01/17/17	USD	8,800,000	8,690,000
	7.375% 02/03/15	EUR	4,950,000	7,613,403
	8.750% 02/04/25	USD	4,335,000	5,319,045
	11.000% 08/17/40(c)		9,800,000	13,034,000
	12.500% 01/05/22	EUR	5,757,000	2,831,965
Federal Republic of Germany	4.250% 07/04/14	EUR	12,990,000	17,861,343
	5.000% 07/04/12		5,010,000	7,079,807
	5.250% 07/04/10		1,580,000	2,203,919
	6.000% 06/20/16		9,500,000	14,892,522
Government of Canada	4.500% 06/01/15	CAD	15,620,000	14,276,219
	5.750% 06/01/29		8,800,000	9,652,376
	10.000% 06/01/08		18,530,000	17,645,888
Government of New Zealand	6.000% 11/15/11	NZD	3,000,000	2,037,401
	7.000% 07/15/09		5,090,000	3,524,810
Kingdom of Norway	5.500% 05/15/09	NOK	100,170,000	16,777,215
	6.000% 05/16/11		82,830,000	14,449,652
Kingdom of Spain	5.500% 07/30/17	EUR	13,410,000	20,473,201
Kingdom of Sweden	5.000% 01/28/09	SEK	112,860,000	16,979,259
	6.750% 05/05/14		122,600,000	21,537,790
Province of Ontario	5.000% 03/08/14	CAD	8,200,000	7,597,807
Province of Quebec	6.000% 10/01/12		7,155,000	6,891,868
Queensland Treasury Corp.	5.500% 05/14/10	AUD	18,010,000	13,936,011
Republic of Bulgaria	8.250% 01/15/15	USD	9,145,000	10,926,446
	8.250% 01/15/15(b)		300,000	358,875
Republic of Chile	7.125% 01/11/12		3,000,000	3,267,000
Republic of Colombia	8.125% 05/21/24(c)		7,025,000	7,945,275
	9.750% 04/09/11		4,647,622	5,065,908
	11.375% 01/31/08	EUR	3,285,000	4,690,701
Republic of France	4.000% 10/25/09		10,820,000	14,477,212
	4.000% 04/25/14		8,220,000	11,114,663
	4.750% 10/25/12		10,100,000	14,145,460
Republic of Panama	6.700% 01/26/36	USD	5,000,000	5,132,500
	8.875% 09/30/27		7,270,000	9,251,075
Republic of Peru	7.500% 10/14/14	EUR	3,905,000	5,947,328
	9.875% 02/06/15	USD	1,100,000	1,378,850

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

Government & Agency Obligations (continued)

			Par ($)	Value ($)
Foreign Government Obligations (continued)
Republic of Poland	5.750% 03/24/10	PLN	29,600,000	10,544,949
Republic of South Africa	6.500% 06/02/14	USD	13,746,000	14,526,773
	13.000% 08/31/10	ZAR	22,220,000	3,561,589
Republic of Venezuela	6.438% 12/18/07(a)	USD	285,682	285,682
	7.000% 03/16/15		3,000,000	4,215,806
	9.250% 09/15/27(c)		10,295,000	12,858,455
Russian Federation	5.000% 03/31/30
	(7.500% 03/31/07)(d)		13,860,000	15,740,802
	11.000% 07/24/18		5,752,000	8,364,558
	12.750% 06/24/28		7,430,000	13,551,577
Treasury Corp. of Victoria	6.250% 10/15/12	AUD	12,095,000	9,642,062
United Kingdom Treasury	5.000% 09/07/14	GBP	710,000	1,431,620
	5.750% 12/07/09		2,550,000	5,127,700
	8.000% 06/07/21		2,860,000	7,746,026
	9.000% 07/12/11		5,350,000	12,319,423
United Mexican States	8.125% 12/30/19	USD	5,720,000	7,004,140
	8.375% 01/14/11		11,520,000	12,850,560
	11.375% 09/15/16		7,590,000	10,956,165
Foreign Government Obligations Total				514,709,551
U.S. Government Agencies – 1.9%
Federal Farm Credit Bank	5.000% 08/25/10		8,600,000	8,537,254
Federal Home Loan Mortgage Corp.	5.125% 10/15/08		1,280,000	1,287,519
	5.750% 03/15/09		1,010,000	1,031,590
	6.750% 03/15/31		406,000	510,788
Federal National Mortgage	3.250% 08/15/08		8,000,000	7,796,000
Association	4.375% 07/17/13		3,003,000	2,931,126
	5.000% 09/15/08(c)		10,000,000	10,028,480
U.S. Government Agencies Total				32,122,757
U.S. Government Obligations – 16.7%
U.S. Treasury Bonds	7.500% 11/15/24(c)		18,400,000	24,697,694
	8.875% 02/15/19(c)		21,827,000	30,515,172
	10.375% 11/15/12(c)		52,000,000	54,650,804
	10.625% 08/15/15(c)		29,415,000	42,362,189
	12.500% 08/15/14(c)		52,151,000	62,640,287
U.S. Treasury Notes	4.000% 06/15/09(c)		4,650,000	4,593,326
	5.000% 02/15/11(c)		29,500,000	30,171,804
	5.125% 06/30/08(c)		10,000,000	10,066,410
	5.125% 05/15/16(c)		6,000,000	6,300,936

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

Government & Agency Obligations (continued)

			Par ($)	Value ($)
U.S. Government Obligations (continued)
U.S. Treasury STRIPS	(e) 11/15/08(c)		7,000,000	6,405,546
	(e) 05/15/23(c)		4,550,000	2,101,445
	P.O., (e) 11/15/13		2,250,000	1,657,784
U.S. Government Obligations Total				276,163,397
	Total Government & Agency Obligations (cost of $817,588,354)			822,995,705
Corporate Fixed-Income Bonds & Notes – 38.8%
Basic Materials – 3.4%
Chemicals – 1.8%
Agricultural Chemicals – 0.5%
IMC Global, Inc.	10.875% 08/01/13		1,610,000	1,833,388
Mosaic Co.	7.375% 12/01/14(b)(f)		645,000	655,481
	7.625% 12/01/16(b)(f)		2,335,000	2,387,538
Terra Capital, Inc.	12.875% 10/15/08		2,345,000	2,620,537
				7,496,944
Chemicals-Diversified – 1.1%
BCP Crystal US Holdings Corp.	9.625% 06/15/14		1,250,000	1,371,875
EquiStar Chemicals LP	10.625% 05/01/11		1,990,000	2,124,325
Huntsman International LLC	6.875% 11/15/13(b)		1,165,000	1,533,225
	7.875% 11/15/14(b)		1,655,000	1,663,275
Ineos Group Holdings PLC	7.875% 02/15/16(b)	EUR	965,000	1,234,866
	8.500% 02/15/16(b)	USD	1,560,000	1,505,400
Innophos Investments Holdings, Inc.	PIK, 13.374% 02/15/15(a)		1,564,598	1,627,323
Lyondell Chemical Co.	8.000% 09/15/14		1,455,000	1,500,469
	8.250% 09/15/16		2,210,000	2,298,400
NOVA Chemicals Corp.	6.500% 01/15/12		2,650,000	2,504,250
				17,363,408
Chemicals-Specialty – 0.2%
Chemtura Corp.	6.875% 06/01/16		2,115,000	2,077,988
Rhodia SA	8.875% 06/01/11		1,847,000	1,930,115
				4,008,103
	Chemicals Total			28,868,455

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Basic Materials (continued)
Forest Products & Paper – 0.9%
Paper & Related Products – 0.9%
Abitibi-Consolidated, Inc.	8.375% 04/01/15	2,225,000	1,935,750
Boise Cascade LLC	7.125% 10/15/14	1,360,000	1,305,600
Buckeye Technologies, Inc.	8.500% 10/01/13	1,310,000	1,355,850
Domtar, Inc.	7.125% 08/15/15	1,930,000	1,847,975
Georgia-Pacific Corp.	8.000% 01/15/24	3,095,000	3,172,375
Neenah Paper, Inc.	7.375% 11/15/14	740,000	701,150
NewPage Corp.	10.000% 05/01/12	1,455,000	1,531,387
	12.000% 05/01/13	630,000	664,650
Norske Skog	7.375% 03/01/14	1,495,000	1,401,563
	8.625% 06/15/11	1,080,000	1,090,800
			15,007,100
	Forest Products & Paper Total		15,007,100
Iron/Steel – 0.1%
Steel-Producers – 0.0%
Steel Dynamics, Inc.	9.500% 03/15/09	970,000	1,000,312
			1,000,312
Steel-Specialty – 0.1%
UCAR Finance, Inc.	10.250% 02/15/12	1,240,000	1,308,200
			1,308,200
	Iron/Steel Total		2,308,512
Metals & Mining – 0.6%
Diversified Minerals – 0.2%
FMG Finance Ltd.	10.625% 09/01/16(b)	2,750,000	2,770,625
			2,770,625
Mining Services – 0.0%
Hudson Bay Mining & Smelting Co., Ltd.	9.625% 01/15/12	625,000	700,000
			700,000
Non-Ferrous Metals – 0.4%
Codelco, Inc.	5.500% 10/15/13	6,000,000	6,071,286
			6,071,286
	Metals & Mining Total		9,541,911
Basic Materials Total			55,725,978

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Communications – 7.2%
Media – 3.0%
Broadcast Services/Programs – 0.3%
Clear Channel Communications, Inc.	4.900% 05/15/15	1,290,000	1,047,120
	5.500% 12/15/16	1,930,000	1,594,489
XM Satellite Radio, Inc.	9.750% 05/01/14	1,665,000	1,648,350
			4,289,959
Cable TV – 1.4%
Atlantic Broadband Finance LLC	9.375% 01/15/14	1,955,000	1,967,219
Charter Communications Holdings I LLC	11.000% 10/01/15	2,860,000	2,802,800
Charter Communications Holdings II LLC	10.250% 09/15/10	2,855,000	2,983,475
Charter Communications Holdings LLC	9.920% 04/01/14	3,385,000	2,784,162
CSC Holdings, Inc.	7.625% 04/01/11	3,440,000	3,504,500
DirecTV Holdings LLC	6.375% 06/15/15	2,545,000	2,455,925
EchoStar DBS Corp.	6.625% 10/01/14	3,595,000	3,487,150
Insight Midwest LP	9.750% 10/01/09	865,000	876,894
Telenet Group Holding NV	(g) 06/15/14 (11.500% 12/15/08)(b)	2,172,000	1,938,510
			22,800,635
Multimedia – 0.4%
Advanstar Communications, Inc.	15.000% 10/15/11	1,555,000	1,613,313
Lamar Media Corp.	6.625% 08/15/15	2,095,000	2,034,769
Quebecor Media, Inc.	7.750% 03/15/16	2,405,000	2,435,062
			6,083,144
Publishing-Periodicals – 0.7%
Dex Media West LLC	9.875% 08/15/13	4,197,000	4,574,730
Dex Media, Inc.	(g) 11/15/13 (9.000% 11/15/08)	1,775,000	1,570,875
PriMedia, Inc.	8.000% 05/15/13	3,070,000	2,870,450
RH Donnelley Corp.	8.875% 01/15/16	1,870,000	1,963,500
			10,979,555

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Communications (continued)
Media (continued)
Radio – 0.1%
CMP Susquehanna Corp.	9.875% 05/15/14(b)	2,045,000	2,009,212
			2,009,212
Television – 0.1%
Sinclair Broadcast Group, Inc.	8.750% 12/15/11	2,280,000	2,382,600
			2,382,600
	Media Total		48,545,105
Telecommunication Services – 4.2%
Cellular Telecommunications – 1.6%
Cricket Communications, Inc.	9.375% 11/01/14(b)	1,585,000	1,620,662
Digicel Ltd.	9.250% 09/01/12(b)	2,570,000	2,724,200
Dobson Cellular Systems, Inc.	8.375% 11/01/11	2,470,000	2,574,975
	9.875% 11/01/12	2,550,000	2,766,750
Horizon PCS, Inc.	11.375% 07/15/12	1,355,000	1,504,050
iPCS Escrow Co.	11.500% 05/01/12	750,000	834,375
MetroPCS Wireless, Inc.	9.250% 11/01/14(b)	2,310,000	2,347,537
Nextel Communications, Inc.	7.375% 08/01/15	75,000	77,438
Nextel Partners, Inc.	8.125% 07/01/11	1,915,000	1,991,600
Rogers Cantel, Inc.	9.750% 06/01/16	2,408,000	3,010,000
Rogers Wireless, Inc.	8.000% 12/15/12	1,480,000	1,568,800
Rural Cellular Corp.	9.750% 01/15/10	440,000	451,000
	11.121% 11/01/12(a)	1,845,000	1,918,800
US Unwired, Inc.	10.000% 06/15/12	2,540,000	2,794,000
			26,184,187
Satellite Telecommunications – 0.7%
Inmarsat Finance II PLC	(g) 11/15/12
	(10.375% 11/15/08)	2,855,000	2,608,756
Intelsat Bermuda, Ltd.	11.250% 06/15/16(b)	4,595,000	5,037,269
Intelsat Intermediate Holdings Co., Ltd.	(g) 02/01/15
	(9.250% 02/01/10)	2,165,000	1,639,988
PanAmSat Corp.	9.000% 08/15/14	1,456,000	1,528,800
			10,814,813

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Communications (continued)
Telecommunication Services (continued)
Telecommunication Equipment – 0.1%
Lucent Technologies, Inc.	6.450% 03/15/29	2,705,000	2,434,500
			2,434,500
Telecommunication Services – 0.6%
Embarq Corp.	7.082% 06/01/16	990,000	1,025,361
	7.995% 06/01/36	840,000	909,119
Nordic Telephone Co. Holdings ApS	8.250% 05/01/16(b)	1,285,000	1,867,715
Syniverse Technologies, Inc.	7.750% 08/15/13	1,615,000	1,570,588
Time Warner Telecom Holdings, Inc.	9.250% 02/15/14	2,185,000	2,327,025
West Corp.	11.000% 10/15/16(b)	2,490,000	2,474,437
			10,174,245
Telephone-Integrated – 1.2%
Cincinnati Bell, Inc.	7.000% 02/15/15	2,205,000	2,177,437
Citizens Communications Co.	9.000% 08/15/31	3,455,000	3,765,950
NTL Cable PLC	8.750% 04/15/14	435,000	454,575
Qwest Communications International, Inc.	7.500% 02/15/14	1,485,000	1,529,550
Qwest Corp.	7.500% 10/01/14(b)	1,340,000	1,423,750
	7.500% 06/15/23	3,145,000	3,207,900
	8.875% 03/15/12	2,775,000	3,090,656
US LEC Corp.	13.870% 10/01/09(a)	1,395,000	1,480,444
Windstream Corp.	8.625% 08/01/16(b)	2,760,000	3,004,950
			20,135,212
	Telecommunication Services Total		69,742,957
Communications Total			118,288,062
Consumer Cyclical – 6.4%
Airlines – 0.2%
Airlines – 0.2%
Continental Airlines, Inc.	7.568% 12/01/06	2,895,000	2,895,000
			2,895,000
	Airlines Total		2,895,000

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Consumer Cyclical (continued)
Apparel – 0.5%
Apparel Manufacturers – 0.5%
Broder Brothers Co.	11.250% 10/15/10	1,630,000	1,581,100
Levi Strauss & Co.	9.750% 01/15/15	3,460,000	3,697,875
Phillips-Van Heusen Corp.	7.250% 02/15/11	1,620,000	1,654,425
	8.125% 05/01/13	1,140,000	1,204,125
			8,137,525
	Apparel Total		8,137,525
Auto Manufacturers – 0.1%
Auto-Cars/Light Trucks – 0.1%
General Motors Corp.	8.375% 07/15/33	2,735,000	2,492,269
			2,492,269
	Auto Manufacturers Total		2,492,269
Auto Parts & Equipment – 0.5%
Auto/Truck Parts & Equipment-Original – 0.1%
TRW Automotive, Inc.	9.375% 02/15/13	2,135,000	2,289,788
			2,289,788
Auto/Truck Parts & Equipment-Replacement – 0.1%
Commercial Vehicle Group	8.000% 07/01/13	1,725,000	1,668,938
			1,668,938
Rubber-Tires – 0.3%
Goodyear Tire & Rubber Co.	8.625% 12/01/11(b)	860,000	872,900
	9.000% 07/01/15	3,385,000	3,461,162
			4,334,062
	Auto Parts & Equipment Total		8,292,788
Distribution/Wholesale – 0.1%
Distribution/Wholesale – 0.1%
Buhrmann US, Inc.	7.875% 03/01/15	1,315,000	1,268,975
			1,268,975
	Distribution/Wholesale Total		1,268,975
Entertainment – 0.6%
Gambling (Non-Hotel) – 0.1%
Global Cash Access LLC	8.750% 03/15/12	1,924,000	2,032,225
			2,032,225

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Consumer Cyclical (continued)
Entertainment (continued)
Music – 0.3%
Steinway Musical Instruments, Inc.	7.000% 03/01/14(b)	2,080,000	2,022,800
Warner Music Group	7.375% 04/15/14	1,945,000	1,925,550
WMG Holdings Corp.	(g) 12/15/14 (9.500% 12/15/09)	1,430,000	1,136,850
			5,085,200
Resorts/Theme Parks – 0.2%
Six Flags, Inc.	9.625% 06/01/14	2,650,000	2,421,437
			2,421,437
	Entertainment Total		9,538,862
Home Builders – 0.2%
Building-Residential/Commercial – 0.2%
K. Hovnanian Enterprises, Inc.	6.375% 12/15/14	1,395,000	1,325,250
	8.875% 04/01/12	1,130,000	1,145,537
KB Home	5.875% 01/15/15	1,830,000	1,695,517
			4,166,304
	Home Builders Total		4,166,304
Home Furnishings – 0.1%
Home Furnishings – 0.1%
Sealy Mattress Co.	8.250% 06/15/14	1,860,000	1,932,075
			1,932,075
	Home Furnishings Total		1,932,075
Leisure Time – 0.4%
Cruise Lines – 0.2%
Royal Caribbean Cruises Ltd.	7.000% 06/15/13	3,090,000	3,179,134
			3,179,134
Leisure & Recreational Products – 0.1%
K2, Inc.	7.375% 07/01/14	1,540,000	1,532,300
			1,532,300
Recreational Centers – 0.1%
Town Sports International, Inc.	(g) 02/01/14 (11.000% 02/01/09)	1,703,000	1,417,748
			1,417,748
	Leisure Time Total		6,129,182

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Consumer Cyclical (continued)
Lodging – 2.3%
Casino Hotels – 2.2%
Caesars Entertainment, Inc.	7.875% 03/15/10	1,725,000	1,772,438
CCM Merger, Inc.	8.000% 08/01/13(b)	2,810,000	2,711,650
Chukchansi Economic Development Authority
	8.877% 11/15/12(a)(b)	1,435,000	1,472,669
Circus & Eldorado/Silver Legacy Capital Corp.
	10.125% 03/01/12	1,780,000	1,871,225
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(b)	2,055,000	2,193,713
Greektown Holdings LLC	10.750% 12/01/13(b)	2,315,000	2,424,962
Hard Rock Hotel, Inc.	8.875% 06/01/13	2,920,000	3,131,700
Harrah's Operating Co., Inc.	5.625% 06/01/15	2,520,000	2,161,817
Jacobs Entertainment, Inc.	9.750% 06/15/14	2,570,000	2,570,000
Las Vegas Sands Corp.	6.375% 02/15/15	1,040,000	1,002,300
MGM Mirage	6.750% 09/01/12	3,055,000	3,016,812
	8.500% 09/15/10	1,695,000	1,809,413
Pinnacle Entertainment, Inc.	8.250% 03/15/12	3,100,000	3,162,000
Pokagon Gaming Authority	10.375% 06/15/14(b)	1,110,000	1,204,350
Station Casinos, Inc.	6.625% 03/15/18	3,475,000	3,162,250
Wynn Las Vegas LLC	6.625% 12/01/14	2,745,000	2,703,825
			36,371,124
Hotels & Motels – 0.1%
ITT Corp.	7.375% 11/15/15	2,030,000	2,103,025
			2,103,025
	Lodging Total		38,474,149
Retail – 1.3%
Retail-Arts & Crafts – 0.1%
Michaels Stores, Inc.	11.375% 11/01/16(b)	1,925,000	1,973,125
			1,973,125

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Consumer Cyclical (continued)
Retail (continued)
Retail-Automobiles – 0.3%
Asbury Automotive Group, Inc.	8.000% 03/15/14	2,235,000	2,251,763
Autonation, Inc.	7.000% 04/15/14	745,000	745,000
	7.374% 04/15/13(a)	450,000	450,000
United Auto Group, Inc.	7.750% 12/15/16(b)(f)	765,000	765,000
			4,211,763
Retail-Drug Stores – 0.1%
Rite Aid Corp.	7.500% 01/15/15	2,055,000	1,972,800
			1,972,800
Retail-Home Furnishings – 0.2%
Tempur-Pedic, Inc.	10.250% 08/15/10	2,411,000	2,603,880
			2,603,880
Retail-Propane Distributors – 0.3%
AmeriGas Partners LP	7.125% 05/20/16	1,740,000	1,731,300
Ferrellgas Partners LP	8.750% 06/15/12	1,720,000	1,767,300
Inergy LP/Inergy Finance Corp.	8.250% 03/01/16	1,400,000	1,459,500
			4,958,100
Retail-Restaurants – 0.3%
Buffets, Inc.	12.500% 11/01/14(b)	1,930,000	1,934,825
Dave & Buster's, Inc.	11.250% 03/15/14	1,355,000	1,314,350
Landry's Restaurants, Inc.	7.500% 12/15/14	1,935,000	1,881,787
			5,130,962
	Retail Total		20,850,630
Textiles – 0.1%
Textile-Products – 0.1%
INVISTA	9.250% 05/01/12(b)	1,750,000	1,868,125
			1,868,125
	Textiles Total		1,868,125
Consumer Cyclical Total			106,045,884

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Consumer Non-Cyclical – 6.0%
Agriculture – 0.2%
Tobacco – 0.2%
Alliance One International, Inc.	11.000% 05/15/12	1,440,000	1,526,400
Reynolds American, Inc.	7.625% 06/01/16(b)	2,030,000	2,166,144
			3,692,544
	Agriculture Total		3,692,544
Beverages – 0.3%
Beverages-Non-Alcoholic – 0.1%
Cott Beverages, Inc.	8.000% 12/15/11	1,760,000	1,795,200
			1,795,200
Beverages-Wine/Spirits – 0.2%
Constellation Brands, Inc.	7.250% 09/01/16	1,170,000	1,197,788
	8.125% 01/15/12	1,525,000	1,589,812
			2,787,600
	Beverages Total		4,582,800
Biotechnology – 0.1%
Medical-Biomedical/Gene – 0.1%
Bio-Rad Laboratories, Inc.	7.500% 08/15/13	2,455,000	2,522,513
			2,522,513
	Biotechnology Total		2,522,513
Commercial Services – 1.6%
Commercial Services – 0.1%
Iron Mountain, Inc.	7.750% 01/15/15	2,035,000	2,075,700
			2,075,700
Commercial Services-Finance – 0.1%
ACE Cash Express, Inc.	10.250% 10/01/14(b)	1,550,000	1,565,500
			1,565,500
Funeral Services & Related Items – 0.1%
Service Corp. International	6.750% 04/01/16	350,000	343,875
	7.375% 10/01/14	290,000	301,600
	7.625% 10/01/18	455,000	475,475
			1,120,950
Printing-Commercial – 0.2%
Quebecor World Capital Corp.	8.750% 03/15/16(b)	3,085,000	2,992,450
			2,992,450

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Consumer Non-Cyclical (continued)
Commercial Services (continued)
Private Corrections – 0.3%
Corrections Corp. of America	6.250% 03/15/13	2,355,000	2,319,675
GEO Group, Inc.	8.250% 07/15/13	2,430,000	2,478,600
			4,798,275
Rental Auto/Equipment – 0.8%
Ashtead Capital, Inc.	9.000% 08/15/16(b)	740,000	791,800
Ashtead Holdings PLC	8.625% 08/01/15(b)	2,255,000	2,333,925
Avis Budget Car Rental LLC	7.625% 05/15/14(b)	1,420,000	1,372,075
	7.750% 05/15/16(b)	950,000	915,563
Hertz Corp.	8.875% 01/01/14(b)	2,345,000	2,432,937
Rental Services Corp.	9.500% 12/01/14(b)	3,080,000	3,118,500
United Rentals North America, Inc.	6.500% 02/15/12	2,580,000	2,528,400
	7.750% 11/15/13	765,000	765,000
			14,258,200
	Commercial Services Total		26,811,075
Cosmetics/Personal Care – 0.3%
Cosmetics & Toiletries – 0.3%
DEL Laboratories, Inc.	8.000% 02/01/12	2,140,000	1,968,800
Elizabeth Arden, Inc.	7.750% 01/15/14	2,320,000	2,308,400
			4,277,200
	Cosmetics/Personal Care Total		4,277,200
Food – 0.6%
Food-Confectionery – 0.1%
Merisant Co.	9.500% 07/15/13	1,590,000	874,500
			874,500
Food-Dairy Products – 0.1%
Dean Foods Co.	7.000% 06/01/16	1,775,000	1,812,719
			1,812,719

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Consumer Non-Cyclical (continued)
Food (continued)
Food-Miscellaneous/Diversified – 0.4%
Dole Food Co., Inc.	8.625% 05/01/09	2,142,000	2,109,870
Pinnacle Foods Holding Corp.	8.250% 12/01/13	2,870,000	2,927,400
Reddy Ice Holdings, Inc.	(g) 11/01/12 (10.500% 11/01/08)	1,875,000	1,668,750
			6,706,020
	Food Total		9,393,239
Healthcare Services – 1.2%
Dialysis Centers – 0.1%
DaVita, Inc.	7.250% 03/15/15	1,940,000	1,954,550
			1,954,550
Medical-HMO – 0.1%
Coventry Health Care, Inc.	8.125% 02/15/12	1,770,000	1,838,587
			1,838,587
Medical-Hospitals – 0.7%
HCA, Inc.	9.250% 11/15/16(b)	4,525,000	4,722,969
	9.625% 11/15/16(b)	3,315,000	3,472,462
Tenet Healthcare Corp.	9.875% 07/01/14	3,335,000	3,343,338
			11,538,769
Medical-Outpatient/Home Medical – 0.1%
Select Medical Corp.	7.625% 02/01/15	1,190,000	993,650
			993,650
MRI/Medical Diagnostic Imaging – 0.0%
MedQuest, Inc.	11.875% 08/15/12	980,000	793,800
			793,800
Physician Practice Management – 0.2%
US Oncology Holdings, Inc.	10.675% 03/15/15(a)	815,000	837,413
US Oncology, Inc.	9.000% 08/15/12	2,475,000	2,592,562
			3,429,975
	Healthcare Services Total		20,549,331

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Consumer Non-Cyclical (continued)
Household Products/Wares – 0.6%
Consumer Products-Miscellaneous – 0.5%
American Greetings Corp.	7.375% 06/01/16	2,035,000	2,080,787
Amscan Holdings, Inc.	8.750% 05/01/14	2,335,000	2,241,600
Jostens IH Corp.	7.625% 10/01/12	2,075,000	2,095,750
Scotts Co.	6.625% 11/15/13	2,140,000	2,134,650
			8,552,787
Office Supplies & Forms – 0.1%
ACCO Brands Corp.	7.625% 08/15/15	1,600,000	1,570,000
			1,570,000
	Household Products/Wares Total		10,122,787
Pharmaceuticals – 1.1%
Medical-Drugs – 0.5%
Elan Finance PLC	8.875% 12/01/13(b)	4,990,000	4,971,287
Rotavax LLC	10.620% 10/15/14(a)(b)	1,329,320	1,345,937
Warner Chilcott Corp.	8.750% 02/01/15	2,415,000	2,475,375
			8,792,599
Medical-Generic Drugs – 0.2%
Mylan Laboratories, Inc.	6.375% 08/15/15	2,495,000	2,457,575
			2,457,575
Medical-Wholesale Drug Distribution – 0.2%
AmerisourceBergen Corp.	5.875% 09/15/15	1,355,000	1,354,399
Nycomed A/S	PIK, 11.750% 09/15/13(b)	1,512,128	2,066,386
			3,420,785
Pharmacy Services – 0.1%
Omnicare, Inc.	6.750% 12/15/13	1,440,000	1,411,200
			1,411,200
Vitamins & Nutrition Products – 0.1%
NBTY, Inc.	7.125% 10/01/15	1,520,000	1,482,000
			1,482,000
	Pharmaceuticals Total		17,564,159
Consumer Non-Cyclical Total			99,515,648

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Energy – 5.1%
Coal – 0.4%
Arch Western Finance LLC	6.750% 07/01/13	2,525,000	2,474,500
Massey Energy Co.	6.875% 12/15/13	2,775,000	2,580,750
Peabody Energy Corp.	7.375% 11/01/16	1,060,000	1,114,325
			6,169,575
	Coal Total		6,169,575
Oil & Gas – 2.3%
Oil & Gas Drilling – 0.1%
Pride International, Inc.	7.375% 07/15/14	1,530,000	1,587,375
			1,587,375
Oil Companies-Exploration & Production – 1.8%
Chesapeake Energy Corp.	6.375% 06/15/15	1,545,000	1,502,513
	7.500% 06/15/14	2,145,000	2,214,712
Compton Petroleum Corp.	7.625% 12/01/13	2,060,000	1,957,000
El Paso Production Holding Co.	7.750% 06/01/13	3,890,000	4,031,012
Forest Oil Corp.	8.000% 12/15/11	1,300,000	1,352,000
Magnum Hunter Resources, Inc.	9.600% 03/15/12	1,592,000	1,677,570
Newfield Exploration Co.	6.625% 04/15/16	1,575,000	1,571,063
PEMEX Finance Ltd.	9.150% 11/15/18	2,485,000	3,065,819
	10.610% 08/15/17	1,650,000	2,160,906
PetroHawk Energy Corp.	9.125% 07/15/13	2,190,000	2,280,337
Pogo Producing Co.	6.625% 03/15/15	1,735,000	1,665,600
Quicksilver Resources, Inc.	7.125% 04/01/16	1,760,000	1,689,600
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16(b)	4,200,000	4,309,687
XTO Energy, Inc.	7.500% 04/15/12	340,000	373,338
			29,851,157
Oil Company-Integrated – 0.3%
Qatar Petroleum	5.579% 05/30/11(b)	2,900,000	2,928,188
Salomon Brothers AG for Tyumen Oil Co.
	11.000% 11/06/07	2,610,000	2,725,101
			5,653,289

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Energy (continued)
Oil & Gas (continued)
Oil Refining & Marketing – 0.1%
Tesoro Corp.	6.625% 11/01/15	2,010,000	1,989,900
			1,989,900
	Oil & Gas Total		39,081,721
Oil & Gas Services – 1.1%
Oil Field Machinery & Equipment – 0.1%
Complete Production Services, Inc.	8.000% 12/15/16(b)	1,165,000	1,176,650
			1,176,650
Oil-Field Services – 1.0%
Gaz Capital for Gazprom	4.560% 12/09/12	1,315,000	1,717,767
Gazprom	9.625% 03/01/13	5,760,000	6,860,160
Gazprom International SA	7.201% 02/01/20	5,815,000	6,105,750
Hornbeck Offshore Services, Inc.	6.125% 12/01/14	2,205,000	2,072,700
			16,756,377
	Oil & Gas Services Total		17,933,027
Pipelines – 1.3%
Pipelines – 1.3%
Atlas Pipeline Partners LP	8.125% 12/15/15	1,395,000	1,429,875
Colorado Interstate Gas Co.	6.800% 11/15/15	2,695,000	2,793,389
MarkWest Energy Partners LP	6.875% 11/01/14	1,885,000	1,771,900
	8.500% 07/15/16(b)	840,000	848,400
Northwest Pipeline Corp.	8.125% 03/01/10	760,000	785,650
Sonat, Inc.	7.625% 07/15/11	4,330,000	4,492,375
Southern Natural Gas Co.	8.875% 03/15/10	785,000	825,132
Williams Companies, Inc.	6.375% 10/01/10(b)	5,785,000	5,799,462
	8.125% 03/15/12	1,125,000	1,209,375
	8.750% 03/15/32	1,260,000	1,414,350
			21,369,908
	Pipelines Total		21,369,908
Energy Total			84,554,231

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)		Value ($)
Financials – 3.6%
Banks – 0.1%
Commercial Banks-Southern US – 0.0%
First Union National Bank	5.800% 12/01/08		382,000	387,502
				387,502
Super-Regional Banks-US – 0.1%
Bank One Corp.	6.000% 08/01/08		623,000	632,869
				632,869
	Banks Total			1,020,371
Commercial Banks – 0.2%
Commercial Banks-Eastern US – 0.1%
Rabobank Nederland NV/NY	8.050% 08/18/16		2,000,000	2,000,000
				2,000,000
Commercial Banks-Non US – 0.1%
VTB Capital SA for Vneshtorgbank	5.970% 08/01/08(a)(b)		1,300,000	1,299,350
				1,299,350
	Commercial Banks Total			3,299,350
Diversified Financial Services – 3.0%
Finance-Auto Loans – 1.2%
Ford Motor Credit Co.	7.375% 02/01/11		5,810,000	5,741,105
	9.875% 08/10/11		3,280,000	3,509,127
General Motors Acceptance Corp.	6.875% 09/15/11		4,505,000	4,638,204
	8.000% 11/01/31		5,280,000	5,918,067
				19,806,503
Finance-Consumer Loans – 0.3%
SLM Corp.	6.500% 06/15/10	NZD	7,865,000	5,252,975
				5,252,975
Finance-Investment Banker/Broker – 0.3%
E*Trade Financial Corp.	8.000% 06/15/11	USD	2,390,000	2,479,625
JPMorgan Chase & Co.	7.250% 06/01/07		345,000	347,636
LaBranche & Co., Inc.	11.000% 05/15/12		2,165,000	2,338,200
				5,165,461
Special Purpose Entity – 1.2%
Dow Jones CDX High Yield Index	8.375% 12/29/11(b)		7,500,000	7,687,500
ERAP	3.750% 04/25/10		2,600,000	3,448,143

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Financials (continued)
Diversified Financial Services (continued)
Special Purpose Entity (continued)
Idearc, Inc.	8.000% 11/15/16(b)	4,390,000	4,461,337
Momentive Performance Materials Inc.
	9.750% 12/01/14(b)	1,210,000	1,213,025
Prudential Funding LLC	6.600% 05/15/08(b)	388,000	395,311
Sally Holdings LLC	10.500% 11/15/16(b)	1,915,000	1,965,269
			19,170,585
	Diversified Financial Services Total		49,395,524
Real Estate Investment Trusts (REITs) – 0.3%
Hotels – 0.2%
Host Marriott LP	6.750% 06/01/16	2,715,000	2,725,181
			2,725,181
Regional Malls – 0.1%
Rouse Co. LP/TRC Co-Issuer, Inc.	6.750% 05/01/13(b)	2,090,000	2,127,564
			2,127,564
	Real Estate Investment Trusts (REITs) Total		4,852,745
Financials Total			58,567,990
Industrials – 4.7%
Aerospace & Defense – 0.4%
Aerospace/Defense-Equipment – 0.2%
DRS Technologies, Inc.	6.875% 11/01/13	2,050,000	2,065,375
Sequa Corp.	9.000% 08/01/09	1,490,000	1,584,987
			3,650,362
Electronics-Military – 0.2%
Condor Systems, Inc.	11.875% 05/01/09(h)(i)	4,000,000	—
L-3 Communications Corp.	5.875% 01/15/15	735,000	712,950
	6.375% 10/15/15	2,025,000	2,009,813
			2,722,763
	Total Aerospace & Defense		6,373,125

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Industrials (continued)
Building Materials – 0.4%
Building & Construction Products-Miscellaneous – 0.2%
Nortek, Inc.	8.500% 09/01/14	1,705,000	1,645,325
NTK Holdings, Inc.	(g) 03/01/14 (10.750% 09/01/09)	1,405,000	969,450
Ply Gem Industries, Inc.	9.000% 02/15/12	1,460,000	1,200,850
			3,815,625
Building Products-Air & Heating – 0.1%
Goodman Global Holding Co., Inc.	7.875% 12/15/12	1,715,000	1,654,975
			1,654,975
Building Products-Cement/Aggregation – 0.1%
RMCC Acquisition Co.	9.500% 11/01/12(b)	1,475,000	1,607,750
			1,607,750
	Building Materials Total		7,078,350
Electronics – 0.3%
Electronic Components-Miscellaneous – 0.3%
Flextronics International Ltd.	6.250% 11/15/14	2,550,000	2,473,500
NXP BV/NXP Funding LLC	9.500% 10/15/15(b)	1,690,000	1,734,363
			4,207,863
	Electronics Total		4,207,863
Environmental Control – 0.5%
Non-Hazardous Waste Disposal – 0.5%
Allied Waste North America, Inc.	7.125% 05/15/16	3,135,000	3,115,406
	7.875% 04/15/13	5,050,000	5,226,750
			8,342,156
	Environmental Control Total		8,342,156
Machinery-Construction & Mining – 0.1%
Machinery-Construction & Mining – 0.1%
Terex Corp.	7.375% 01/15/14	2,180,000	2,212,700
			2,212,700
	Machinery-Construction & Mining Total		2,212,700

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Industrials (continued)
Machinery-Diversified – 0.2%
Machinery-General Industry – 0.1%
Douglas Dynamics LLC	7.750% 01/15/12(b)	1,490,000	1,400,600
Manitowoc Co., Inc.	7.125% 11/01/13	925,000	929,625
			2,330,225
Machinery-Material Handling – 0.1%
Columbus McKinnon Corp.	8.875% 11/01/13	1,485,000	1,544,400
			1,544,400
	Machinery-Diversified Total		3,874,625
Metal Fabricate/Hardware – 0.2%
Metal Processors & Fabrication – 0.2%
Mueller Group, Inc.	10.000% 05/01/12	1,193,000	1,297,388
Mueller Holdings, Inc.	(g) 04/15/14 (14.750% 04/15/09)	1,035,000	910,800
TriMas Corp.	9.875% 06/15/12	1,220,000	1,171,200
			3,379,388
	Metal Fabricate/Hardware Total		3,379,388
Miscellaneous Manufacturing – 0.7%
Diversified Manufacturing Operators – 0.6%
Bombardier, Inc.	6.300% 05/01/14(b)	3,915,000	3,611,587
J.B. Poindexter & Co.	8.750% 03/15/14	1,605,000	1,368,263
Koppers Holdings, Inc.	(g) 11/15/14 (9.875% 11/15/09)	2,000,000	1,570,000
Trinity Industries, Inc.	6.500% 03/15/14	2,910,000	2,829,975
			9,379,825
Miscellaneous Manufacturing – 0.1%
Nutro Products, Inc.	10.750% 04/15/14(b)	1,795,000	1,947,575
			1,947,575
	Miscellaneous Manufacturing Total		11,327,400

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Industrials (continued)
Packaging & Containers – 1.0%
Containers-Metal/Glass – 0.6%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	3,090,000	3,174,975
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	3,890,000	4,006,700
Owens-Illinois, Inc.	7.500% 05/15/10	2,180,000	2,201,800
			9,383,475
Containers-Paper/Plastic – 0.4%
Consolidated Container Co., LLC	(g) 06/15/09 (10.750% 06/15/07)	1,680,000	1,680,000
Jefferson Smurfit Corp.	8.250% 10/01/12	2,405,000	2,314,812
MDP Acquisitions PLC	9.625% 10/01/12	2,020,000	2,136,150
Solo Cup Co.	8.500% 02/15/14	990,000	831,600
			6,962,562
	Packaging & Containers Total		16,346,037
Transportation – 0.9%
Transportation-Marine – 0.4%
Ship Finance International Ltd.	8.500% 12/15/13	2,605,000	2,572,437
Stena AB	7.000% 12/01/16	1,000,000	953,750
	7.500% 11/01/13	3,070,000	3,046,975
			6,573,162
Transportation-Railroad – 0.2%
TFM SA de CV	9.375% 05/01/12	2,425,000	2,594,750
			2,594,750
Transportation-Services – 0.2%
CHC Helicopter Corp.	7.375% 05/01/14	2,785,000	2,694,488
PHI, Inc.	7.125% 04/15/13(b)	1,540,000	1,478,400
			4,172,888
Transportation-Trucks – 0.1%
QDI LLC	9.000% 11/15/10	1,700,000	1,653,250
			1,653,250
	Transportation Total		14,994,050
Industrials Total			78,135,694

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Technology – 0.8%
Computers – 0.1%
Computer Services – 0.1%
Sungard Data Systems, Inc.	9.125% 08/15/13	1,820,000	1,908,725
			1,908,725
	Computers Total		1,908,725
Office/Business Equipment – 0.0%
Office Automation & Equipment – 0.0%
Xerox Corp.	6.400% 03/15/16	275,000	286,080
			286,080
	Office/Business Equipment Total		286,080
Semiconductors – 0.7%
Electronic Components-Semiconductors – 0.7%
Advanced Micro Devices, Inc.	7.750% 11/01/12	1,195,000	1,224,875
Amkor Technology, Inc.	9.250% 06/01/16	1,425,000	1,403,625
Freescale Semiconductor, Inc.	6.875% 07/15/11	1,300,000	1,371,097
	10.125% 12/15/16(b)(f)	4,125,000	4,171,406
	PIK, 9.125% 12/15/14(b)(f)	2,755,000	2,755,000
			10,926,003
	Semiconductors Total		10,926,003
Technology Total			13,120,808
Utilities – 1.6%
Electric – 1.6%
Electric-Generation – 0.4%
AES Corp.	7.750% 03/01/14	2,995,000	3,174,700
Edison Mission Energy	7.730% 06/15/09	2,900,000	3,008,750
			6,183,450
Electric-Integrated – 0.4%
CMS Energy Corp.	6.875% 12/15/15	1,460,000	1,500,150
	8.500% 04/15/11	655,000	715,588
Mirant Mid Atlantic LLC	8.625% 06/30/12	536,696	567,556
Nevada Power Co.	9.000% 08/15/13	738,000	800,985

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Utilities (continued)
Electric (continued)
Electric-Integrated (continued)
Sierra Pacific Resources	6.750% 08/15/17	1,930,000	1,942,885
TECO Energy, Inc.	7.000% 05/01/12	1,935,000	2,026,912
			7,554,076
Independent Power Producer – 0.8%
Dynegy Holdings, Inc.	6.875% 04/01/11	1,945,000	1,927,981
	7.125% 05/15/18	1,415,000	1,337,175
Mirant North America LLC	7.375% 12/31/13	2,830,000	2,865,375
MSW Energy Holdings LLC	7.375% 09/01/10	800,000	816,000
	8.500% 09/01/10	1,960,000	2,038,400
NRG Energy, Inc.	7.250% 02/01/14	1,460,000	1,460,000
	7.375% 02/01/16	1,425,000	1,425,000
	7.375% 01/15/17	1,285,000	1,281,788
			13,151,719
	Electric Total		26,889,245
Utilities Total			26,889,245
	Total Corporate Fixed-Income Bonds & Notes (cost of $609,078,203)		640,843,540
Mortgage-Backed Securities – 5.6%
Federal Home Loan Mortgage Corp.
	7.500% 03/01/16	2,177	2,170
	8.000% 05/01/07	241	242
	8.000% 08/01/07	472	473
	8.000% 06/01/09	400	399
	8.000% 08/01/09	2,239	2,271
	8.000% 05/01/10	3,119	3,183
	8.000% 05/01/16	9,867	9,985
	8.500% 12/01/07	1,819	1,830
	8.500% 01/01/08	1,163	1,170
	8.500% 04/01/08	471	477
	8.500% 10/01/08	478	482
	8.500% 05/01/09	2,839	2,876
	8.500% 01/01/10	2,520	2,599
	8.500% 07/01/10	638	645
	9.000% 06/01/08	2,044	2,074
	9.000% 07/01/09	1,654	1,653
	9.000% 12/01/18	4,305	4,300
	9.000% 01/01/22	27,801	29,924
	9.250% 08/01/08	2,857	2,910
	9.250% 11/01/09	462	472

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

Mortgage-Backed Securities (continued)

		Par ($)	Value ($)
Federal Home Loan Mortgage Corp. (continued)	9.250% 10/01/14	791	816
	9.250% 05/01/16	53,841	57,917
	9.500% 11/01/08	3,695	3,781
	9.500% 02/01/10	4,345	4,445
	9.500% 08/01/16	942	1,016
	9.750% 12/01/08	2,251	2,316
	9.750% 09/01/16	2,280	2,454
	10.000% 07/01/09	14,960	15,654
	10.000% 11/01/16	30,102	30,452
	10.000% 10/01/19	13,420	14,234
	10.000% 11/01/19	5,395	5,971
	10.500% 01/01/20	13,988	15,572
	10.750% 05/01/10	37,562	40,265
	10.750% 07/01/11	18,253	19,565
	10.750% 08/01/11	7,549	7,971
	10.750% 09/01/13	3,953	4,174
	11.250% 10/01/10	13,836	14,683
	11.250% 08/01/13	3,138	3,333
	11.250% 09/01/15	7,026	7,752
	11.250% 11/01/15	42,552	46,951
Federal National Mortgage Association	6.500% 12/01/31	28,072	28,814
	6.500% 05/01/32	38,742	39,718
	6.500% 01/01/33	18,915	19,392
	6.500% 05/01/33	98,468	101,072
	7.500% 11/01/11	8,820	8,937
	8.000% 07/01/08	1,109	1,117
	8.000% 12/01/08	1,073	1,077
	8.000% 03/01/09	262	263
	8.000% 04/01/09	4,588	4,603
	8.000% 07/01/09	4,150	4,180
	8.500% 05/01/08	143	143
	8.500% 12/01/08	613	613
	8.500% 06/01/09	3,133	3,175
	8.500% 03/01/10	1,806	1,805
	8.500% 10/01/10	1,927	1,938
	8.500% 05/01/11	5,548	5,581
	8.500% 12/01/11	1,698	1,708
	8.500% 02/01/15	670	683
	8.500% 05/01/15	2,290	2,356
	8.500% 06/01/15	7,712	7,707
	8.500% 06/01/17	738	744
	8.500% 07/01/17	586	589
	8.500% 09/01/21	11,555	11,845
	9.000% 11/01/08	1,016	1,037
	9.000% 12/01/08	4,232	4,267
	9.000% 05/01/09	4,427	4,511
	9.000% 08/01/09	5,077	5,159
	9.000% 10/01/09	6,614	6,746
	9.000% 11/01/09	89	90
	9.000% 04/01/10	1,159	1,169

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

Mortgage-Backed Securities (continued)

		Par ($)	Value ($)
Federal National Mortgage Association (continued)	9.000% 10/01/11	8,084	8,150
	9.000% 05/01/12	7,016	7,283
	9.000% 09/01/13	2,201	2,219
	9.000% 07/01/14	836	843
	9.000% 05/01/15	4,266	4,465
	9.000% 04/01/16	27,435	28,353
	9.000% 12/01/16	3,028	3,094
	9.000% 05/01/17	32,784	34,594
	9.000% 08/01/21	53,515	55,120
	9.250% 05/01/16	16,737	18,080
	10.000% 11/01/13	34,359	37,213
	10.000% 04/01/14	106,004	116,628
	10.000% 03/01/16	4,689	4,959
	10.500% 03/01/14	1,384	1,457
	10.500% 07/01/14	23,238	24,483
	10.500% 01/01/16	4,101	4,321
	10.500% 03/01/16	132,762	147,298
	TBA, 5.500% 12/12/36(f)	5,808,000	5,786,220
	TBA, 6.500% 12/12/36(f)	63,281,000	64,566,364
Freddie Mac Gold Pool	5.000% 05/01/21	19,775,364	19,584,469
Government National Mortgage Association	9.000% 08/15/08	2,496	2,550
	9.000% 09/15/08	4,528	4,626
	9.000% 10/15/08	6,314	6,451
	9.000% 12/15/08	5,196	5,309
	9.000% 01/15/09	1,448	1,492
	9.000% 03/15/09	9,302	9,556
	9.000% 05/15/09	34,476	35,462
	9.000% 06/15/09	36,354	37,348
	9.000% 05/15/16	26,956	28,855
	9.000% 06/15/16	42,663	45,667
	9.000% 07/15/16	141,544	151,509
	9.000% 08/15/16	51,836	55,485
	9.000% 09/15/16	122,176	130,778
	9.000% 10/15/16	38,307	41,005
	9.000% 11/15/16	61,413	65,737
	9.000% 12/15/16	36,842	39,437
	9.000% 01/15/17	2,583	2,767
	9.000% 02/15/17	7,831	8,388
	9.000% 04/15/17	27,744	29,717
	9.000% 07/15/17	30,430	32,593
	9.000% 10/15/17	9,223	9,878
	9.000% 12/15/17	14,825	15,842
	9.500% 06/15/09	6,576	6,814
	9.500% 07/15/09	69,452	71,964
	9.500% 08/15/09	33,443	34,655
	9.500% 09/15/09	41,427	42,927
	9.500% 10/15/09	62,723	64,978

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

Mortgage-Backed Securities (continued)

		Par ($)	Value ($)
Government National Mortgage Association (continued)	9.500% 11/15/09	35,981	37,281
	9.500% 07/15/16	6,543	7,090
	9.500% 10/15/16	7,567	8,199
	9.500% 08/15/17	8,419	9,153
	9.500% 09/15/17	2,134	2,320
	10.000% 11/15/09	23,489	24,668
	10.000% 01/15/10	749	797
	10.000% 12/15/10	799	850
	10.000% 02/15/16	7,360	8,156
	10.000% 09/15/17	25,577	28,429
	10.000% 11/15/17	3,782	4,203
	10.000% 02/15/18	14,496	16,115
	10.000% 08/15/18	289	321
	10.000% 09/15/18	3,662	4,070
	10.000% 11/15/18	10,873	12,087
	10.000% 03/15/19	11,407	12,687
	10.000% 06/15/19	3,060	3,403
	10.000% 08/15/19	1,647	1,832
	10.000% 11/15/20	1,646	1,833
	10.000% 09/15/21	69	77
	10.500% 12/15/10	414	443
	10.500% 10/15/15	5,896	6,541
	10.500% 12/15/15	766	850
	10.500% 01/15/16	3,453	3,842
	10.500% 11/15/16	6,591	7,154
	10.500% 10/15/17	9,176	10,236
	10.500% 12/15/17	3,255	3,632
	10.500% 01/15/18	5,423	6,062
	10.500% 07/15/18	1,055	1,180
	10.500% 12/15/18	1,057	1,182
	10.500% 05/15/19	91	102
	10.500% 06/15/19	1,810	2,030
	10.500% 07/15/19	828	929
	10.500% 08/15/19	770	863
	11.000% 09/15/15	53,924	59,911
	11.000% 10/15/15	119,666	132,952
	11.750% 08/15/13	7,373	8,225
	12.000% 05/15/14	319	361
	Total Mortgage-Backed Securities (cost of $92,137,978)		92,487,965
Asset-Backed Securities – 1.8%
Advanta Business Card Master Trust 2005	Class A5, 5.380% 04/20/12(a)	7,000,000	7,012,846
BMW Vehicle Owner Trust	3.320% 02/25/09	1,126,000	1,113,845
Chase Credit Card Master Trust	5.430% 02/15/11(a)	8,000,000	8,018,543
Equity One ABS, Inc.	4.205% 04/25/34	5,050,000	4,838,622

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

			Par ($)	Value ($)
Asset-Backed Securities (continued)
First Plus Home Loan Trust	7.720% 05/10/24		6,316	6,425
Ford Credit Auto Owner Trust	3.540% 11/15/08		2,503,000	2,472,493
GMAC Mortgage Corp.	4.865% 09/25/34		4,130,000	4,075,177
Honda Auto Receivables Owner Trust	3.060% 10/21/09		1,403,000	1,383,090
Nissan Auto Receivables Owner Trust	2.700% 12/17/07		63,380	63,260
	Total Asset-Backed Securities (cost of $29,267,337)			28,984,301
Convertible Bonds – 0.3%
Communications – 0.3%
Telecommunication Services – 0.3%
Telecommunication Equipment – 0.1%
Nortel Networks Corp.	4.250% 09/01/08		1,470,000	1,413,037
				1,413,037
Telephone-Integrated – 0.2%
Telephone-Integrated – 0.2%
NTL Cable PLC	8.750% 04/15/14	EUR	2,595,000	3,690,146
				3,690,146
	Telecommunication Services Total			5,103,183
Communications Total				5,103,183
	Total Convertible Bonds (cost of $4,793,711)			5,103,183
Municipal Bonds – 0.2%
California – 0.2%
CA Cabazon Band Mission Indians	13.000% 10/01/11	USD	2,820,000	2,994,473
California Total				2,994,473
	Total Municipal Bonds (cost of $2,820,000)			2,994,473
Collateralized Mortgage Obligations – 0.0%
Agency – 0.0%
Federal Home Loan Mortgage Corp.	I.O., 5.500% 01/15/23		188,523	5,364
	5.500% 05/15/27		277,156	20,189
Agency Total				25,553
	Total Collateralized Mortgage Obligations (cost of $23,281)			25,553

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

		Par ($)	Value ($)
Securities Lending Collateral – 17.6%
	State Street Navigator Securities Lending Prime Portfolio (j)	290,059,516	290,059,516
	Total Securities Lending Collateral (cost of $290,059,516)		290,059,516
Short-Term Obligation – 6.8%
	Repurchase agreement with State Street Bank & Trust Co., dated 11/30/06, due 12/01/06 at 5.220%, collateralized by U.S. Treasury Notes with various maturities to 11/15/12, market value of $114,874,556 (repurchase proceeds $112,637,330)	112,621,000	112,621,000
	Total Short-Term Obligation (cost of $112,621,000)		112,621,000
	Total Investments – 120.9% (cost of $1,958,389,380)(k)		1,996,115,236
	Other Assets & Liabilities, Net – (20.9)%		(345,131,448)
	Net Assets – 100.0%		1,650,983,788

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2006.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, these securities, which are not illiquid, except for the following, amounted to $147,207,514 which represents 8.9% of net assets.

Security	Acquisition Date	Par	Cost	Value
Rotavax LLC	06/06/06	$1,329,320	$1,329,320	$1,345,937

(c)  All or a portion of this security was on loan at November 30, 2006. The total market value of securities on loan at November 30, 2006 is $285,465,976.

(d)  Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(e)  Zero coupon bond.

(f)  Securities purchased on a delayed delivery basis.

(g)  Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(h)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At November 30, 2006, the value of this security is $0, which represents 0.0% of net assets.

(i)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(j)  Investment made with cash collateral received from securities lending activity.

(k)  Cost for federal income tax purposes is $1,986,278,307.

See Accompanying Notes to Financial Statements.

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

At November 30, 2006, the Trust had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation
EUR	$394,809	$382,328	12/08/06	$12,481
Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	$9,634,132	$9,760,426	12/08/06	126,294
CAD	10,117,674	10,215,815	12/14/06	98,141
EUR	14,129,644	13,413,371	12/08/06	(716,273)
EUR	1,543,835	1,488,835	12/13/06	(55,000)
EUR	10,933,791	10,423,875	12/15/06	(509,916)
EUR	13,387,547	12,959,815	12/18/06	(427,732)
EUR	960,987	930,276	12/18/06	(30,711)
GBP	10,812,550	10,271,525	12/15/06	(541,025)
GBP	13,800,745	13,287,000	12/15/06	(513,745)
SEK	20,020,204	19,394,110	12/13/06	(626,094)
				$(3,196,061)

At November 30,2006, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Government & Agency Obligations	49.8%
Corporate Fixed-Income Bonds & Notes	38.8
Mortgage-Backed Securities	5.6
Asset-Backed Securities	1.8
Convertible Bonds	0.3
Municipal Bonds	0.2
Collateralized Mortgage Obligations	0.0 *
96.5
Securities Lending Collateral	17.6
Short-Term Obligation	6.8
Other Assets & Liabilities, Net	(20.9)
100.0%

*  Rounds to less than 0.01%.

Acronym	Name
AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

I.O.	Interest Only

NOK	Norwegian Krone

NZD	New Zealand Dollar

PIK	Payment-In-Kind

PLN	Polish Zloty

P.O.	Principal Only

SEK	Swedish Krona

STRIPS	Separate Trading of Registered Interest and Principal of Securities

TBA	To Be Announced

USD	United States Dollar

ZAR	South African Rand

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

		($)
Assets	Investments, at cost	1,958,389,380
	Investments, at value (including securities lending collateral of $290,059,516)	1,996,115,236
	Cash	957
	Unrealized appreciation in foreign currency contracts	236,916
	Receivable for:
	Investments sold	5,807,937
	Fund shares sold	4,365,191
	Interest	29,748,686
	Foreign tax reclaims	168,948
	Securities lending	11,779
	Dollar roll fee income	41,366
	Deferred Trustees' compensation plan	91,244
	Other assets	43,396
	Total Assets	2,036,631,656
Liabilities	Payable to custodian	8,260
	Collateral on securities loaned	290,059,516
	Unrealized depreciation on foreign forward currency contracts	3,420,496
	Payable for:
	Investments purchased	7,151,137
	Investments purchased on a delayed delivery basis	81,037,315
	Fund shares repurchased	2,072,031
	Investment advisory fee	735,446
	Transfer agent fee	317,605
	Pricing and bookkeeping fees	11,291
	Trustees' fees	74,552
	Custody fee	7,641
	Distribution and service fees	492,570
	Chief compliance officer expenses	2,079
	Deferred Trustees' fees	91,244
	Deferred dollar roll fee income	12,714
	Other liabilities	153,971
	Total Liabilities	385,647,868
	Net Assets	1,650,983,788
Net Assets Consist of	Paid-in capital	2,003,953,934
	Overdistributed net investment income	(26,021,100)
	Accumulated net realized loss	(361,844,660)
	Net unrealized appreciation (depreciation) on:
	Investments	37,725,856
	Foreign currency translations	(2,830,242)
	Net Assets	1,650,983,788
Class A	Net assets	763,449,024
	Shares outstanding	126,902,153
	Net asset value per share	6.02	(a)
	Maximum offering price per share ($6.02/0.9525)	6.32	(b)
Class B	Net assets	260,430,463
	Shares outstanding	43,326,571
	Net asset value and offering price per share	6.01	(a)
Class C	Net assets	87,726,850
	Shares outstanding	14,580,111
	Net asset value and offering price per share	6.02	(a)
Class J	Net assets	151,554,830
	Shares outstanding	25,263,686
	Net asset value and redemption price per share	6.00	(a)
	Maximum offering price per share (6.00/0.9700)	6.19	(b)
Class Z	Net assets	387,822,621
	Shares outstanding	65,056,761
	Net asset value, offering and redemption price per share	5.96

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

Statement of Operations – Columbia Strategic Income Fund
For the Six Months Ended November 30, 2006 (Unaudited)

		($)
Investment Income	Interest	50,895,972
	Dollar roll fee income	206,299
	Securities lending	58,480
	Foreign tax withheld	(11,081)
	Total Investment Income	51,149,670
Expenses	Investment advisory fee	4,356,699
	Distribution fee:
	Class B	1,038,525
	Class C	293,127
	Class J	280,576
	Printing fee - Class J	21,058
	Service fee:
	Class A	878,528
	Class B	337,494
	Class C	95,228
	Class J	195,375
	Transfer agent fee	702,862
	Pricing and bookkeeping fees	111,476
	Trustees' fees	35,588
	Custody fee	96,268
	Chief compliance officer expenses	6,352
	Non-recurring costs (See Note 9)	2,144
	Other expenses	252,379
	Total Expenses	8,703,679
	Fees waived by Distributor - Class C	(58,876)
	Non-recurring costs assumed by Investment Advisor (See Note 9)	(2,144)
	Custody earnings credit	(19,488)
	Net Expenses	8,623,171
	Net Investment Income	42,526,499
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
	Net realized gain (loss) on:
	Investments	6,485,064
	Foreign currency transactions	(2,622,863)
	Net realized gain	3,862,201
	Net change in unrealized appreciation (depreciation) on:
	Investments	35,884,410
	Foreign currency translations	(180,862)
	Net change in unrealized appreciation	35,703,548
	Net Gain	39,565,749
	Net Increase in Net Assets from Operations	82,092,248

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Columbia Strategic Income Fund

		(Unaudited) Six Months Ended November 30, 2006 ($)	Year Ended May 31, 2006 ($)
Operations	Net investment income	42,526,499	77,838,289
	Net realized gain on investments and foreign currency transactions	3,862,201	5,836,777
	Net change in unrealized appreciation (depreciation) on investments	35,703,548	(42,104,654)
	Net Increase Resulting from Operations	82,092,248	41,570,412
Distributions Declared to Shareholders
	From net investment income:
	Class A	(21,956,266)	(51,256,404)
	Class B	(7,309,616)	(22,850,436)
	Class C	(2,153,928)	(4,470,619)
	Class J	(4,560,532)	(14,138,568)
	Class Z	(10,845,045)	(16,845,296)
	Total Distributions Declared to Shareholders	(46,825,387)	(109,561,323)
Share Transactions	Class A:
	Subscriptions	106,675,619	180,682,015
	Proceeds received in connection with merger	—	33,718,528
	Distributions reinvested	14,392,193	32,004,239
	Redemptions	(77,698,348)	(128,311,011)
	Net Increase	43,369,464	118,093,771
	Class B:
	Subscriptions	11,942,174	33,569,739
	Proceeds received in connection with merger	—	19,899,198
	Distributions reinvested	4,412,171	13,525,076
	Redemptions	(57,703,931)	(106,395,392)
	Net Decrease	(41,349,586)	(39,401,379)
	Class C:
	Subscriptions	20,408,703	32,482,823
	Proceeds received in connection with merger	—	2,478,157
	Distributions reinvested	1,376,778	2,865,677
	Redemptions	(8,118,849)	(14,165,883)
	Net Increase	13,666,632	23,660,774
	Class J:
	Subscriptions	349,804	1,596,529
	Redemptions	(25,216,609)	(32,106,939)
	Net Decrease	(24,866,805)	(30,510,410)
	Class Z:
	Subscriptions	98,395,800	159,194,986
	Proceeds received in connection with merger	—	151,232,391
	Distributions reinvested	1,193,649	952,766
	Redemptions	(28,038,369)	(37,949,196)
	Net Increase	71,551,080	273,430,947
	Net Increase from Share Transactions	62,370,785	345,273,703
	Total Increase in Net Assets	97,637,646	277,282,792
Net Assets	Beginning of period	1,553,346,142	1,276,063,350
	End of period	1,650,983,788	1,553,346,142
	Overdistributed net investment income at end of period	(26,021,100)	(21,722,212)

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Columbia Strategic Income Fund (continued)

		(Unaudited) Six Months Ended November 30, 2006	Year Ended May 31, 2006
Changes in Shares	Class A:
	Subscriptions	18,038,351	29,919,637
	Issued in connection with merger	—	5,482,006
	Issued for distributions reinvested	2,444,591	5,326,801
	Redemptions	(13,172,071)	(21,245,904)
	Net Increase	7,310,871	19,482,540
	Class B:
	Subscriptions	2,025,376	5,539,861
	Issued in connection with merger	—	3,235,866
	Issued for distributions reinvested	750,278	2,250,542
	Redemptions	(9,788,784)	(17,624,321)
	Net Decrease	(7,013,130)	(6,598,052)
	Class C:
	Subscriptions	3,450,224	5,374,622
	Issued in connection with merger	—	402,834
	Issued for distributions reinvested	233,815	477,087
	Redemptions	(1,375,025)	(2,353,172)
	Net Increase	2,309,014	3,901,371
	Class J:
	Subscriptions	59,340	262,020
	Redemptions	(4,294,690)	(5,327,010)
	Net Decrease	(4,235,350)	(5,064,990)
	Class Z:
	Subscriptions	16,795,504	26,660,068
	Issued in connection with merger	—	24,785,764
	Issued for distributions reinvested	204,442	161,096
	Redemptions	(4,798,589)	(6,403,300)
	Net Increase	12,201,357	45,203,628

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Strategic Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Period Ended November 30,		Year Ended May 31,				Period Ended May 31,		Year Ended December 31,
Class A Shares	2006		2006		2005	2004	2003 (a)		2002	2001
Net Asset Value, Beginning of Period	$5.88		$6.15		$6.02	$6.09	$5.63		$5.64	$6.00
Income from Investment Operations:
Net investment income (b)	0.16		0.34		0.36	0.36	0.16		0.38	0.48
Net realized and unrealized gain (loss) on investments and foreign currency	0.16		(0.15)		0.25	0.01	0.46		0.05	(0.30)
Total from Investment Operations	0.32		0.19		0.61	0.37	0.62		0.43	0.18
Less Distributions Declared to Shareholders:
From net investment income	(0.18)		(0.46)		(0.48)	(0.44)	(0.16)		(0.42)	(0.50)
Return of capital	—		—		—	—	—		(0.02)	(0.04)
Total Distributions Declared to Shareholders	(0.18)		(0.46)		(0.48)	(0.44)	(0.16)		(0.44)	(0.54)
Net Asset Value, End of Period	$6.02		$5.88		$6.15	$6.02	$6.09		$5.63	$5.64
Total return (c)	5.55	%(d)	3.24	%(e)	10.37%	6.21%	11.10	%(d)	7.97%	3.07%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (f)	0.94	%(g)	0.99%		1.09%	1.17%	1.27	%(g)	1.23%	1.21%
Waiver/reimbursement	—		0.01%		—	—	—		—	—
Net investment income (f)	5.55	%(g)	5.56%		5.81%	5.90%	6.52	%(g)	6.75%	8.22%
Portfolio turnover rate	22	%(d)	56%		57%	68%	59	%(d)	62%	106%
Net assets, end of period (000's)	$763,449		$703,746		$615,772	$566,269	$595,223		$552,737	$575,791

(a)  The Fund changed its fiscal year end from December 31 to May 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Strategic Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Period Ended November 30,		Year Ended May 31,				Period Ended May 31,		Year Ended December 31,
Class B Shares	2006		2006		2005	2004	2003 (a)		2002	2001
Net Asset Value, Beginning of Period	$5.88		$6.15		$6.02	$6.09	$5.62		$5.63	$6.00
Income from Investment Operations:
Net investment income (b)	0.14		0.29		0.32	0.32	0.14		0.34	0.44
Net realized and unrealized gain (loss) on investments and foreign currency	0.15		(0.14)		0.25	0.01	0.47		0.04	(0.32)
Total from Investment Operations	0.29		0.15		0.57	0.33	0.61		0.38	0.12
Less Distributions Declared to Shareholders:
From net investment income	(0.16)		(0.42)		(0.44)	(0.40)	(0.14)		(0.37)	(0.45)
Return of capital	—		—		—	—	—		(0.02)	(0.04)
Total Distributions Declared to Shareholders	(0.16)		(0.42)		(0.44)	(0.40)	(0.14)		(0.39)	(0.49)
Net Asset Value, End of Period	$6.01		$5.88		$6.15	$6.02	$6.09		$5.62	$5.63
Total return (c)	4.99	%(d)	2.48	%(e)	9.55%	5.42%	10.95	%(d)	7.17%	2.12%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (f)	1.69	%(g)	1.74%		1.84%	1.92%	2.02	%(g)	1.98%	1.96%
Waiver/reimbursement	—		0.01%		—	—	—		—	—
Net investment income (f)	4.80	%(g)	4.82%		5.06%	5.15%	5.77	%(g)	6.00%	7.47%
Portfolio turnover rate	22	%(d)	56%		57%	68%	59	%(d)	62%	106%
Net assets, end of period (000's)	$260,430		$295,983		$349,975	$408,345	$484,540		$456,563	$533,406

(a)  The Fund changed its fiscal year end from December 31 to May 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred charge.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Strategic Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Period Ended November 30,		Year Ended May 31,						Period Ended May 31,		Year Ended December 31,
Class C Shares	2006		2006		2005		2004		2003 (a)		2002		2001
Net Asset Value, Beginning of Period	$5.89		$6.15		$6.02		$6.09		$5.63		$5.64		$6.00
Income from Investment Operations:
Net investment income (b)	0.15		0.30		0.32		0.33		0.14		0.35		0.45
Net realized and unrealized gain (loss) on investments and foreign currency	0.14		(0.13)		0.26		0.01		0.46		0.04		(0.31)
Total from Investment Operations	0.29		0.17		0.58		0.34		0.60		0.39		0.14
Less Distributions Declared to Shareholders:
From net investment income	(0.16)		(0.43)		(0.45)		(0.41)		(0.14)		(0.38)		(0.46)
Return of capital	—		—		—		—		—		(0.02)		(0.04)
Total Distributions Declared to Shareholders	(0.16)		(0.43)		(0.45)		(0.41)		(0.14)		(0.40)		(0.50)
Net Asset Value, End of Period	$6.02		$5.89		$6.15		$6.02		$6.09		$5.63		$5.64
Total return (c)	5.06	%(d)(e)	2.79	%(e)	9.71	%(e)	5.57	%(e)	10.82	%(d)(e)	7.32	%(e)	2.45%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (f)	1.54	%(g)	1.59%		1.69%		1.77%		1.87	%(g)	1.83%		1.81%
Waiver/reimbursement	0.15	%(g)	0.16%		0.15%		0.15%		0.15	%(g)	0.15%		—
Net investment income (f)	4.95	%(g)	4.95%		5.21%		5.31%		5.92	%(g)	6.15%		7.62%
Portfolio turnover rate	22	%(d)	56%		57%		68%		59	%(d)	62%		106%
Net assets, end of period (000's)	$87,727		$72,221		$51,488		$41,520		$45,572		$38,923		$42,906

(a)  The Fund changed its fiscal year end from December 31 to May 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Strategic Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Period Ended November 30,		Year Ended May 31,				Period Ended May 31,		Year Ended December 31,
Class J Shares	2006		2006		2005	2004	2003 (a)		2002	2001
Net Asset Value, Beginning of Period	$5.87		$6.14		$6.01	$6.08	$5.62		$5.63	$6.00
Income from Investment Operations:
Net investment income (b)	0.20		0.31		0.34	0.34	0.15		0.36	0.46
Net realized and unrealized gain (loss) on investments and foreign currency	0.10		(0.14)		0.25	0.01	0.46		0.05	(0.31)
Total from Investment Operations	0.30		0.17		0.59	0.35	0.61		0.41	0.15
Less Distributions Declared to Shareholders:
From net investment income	(0.17)		(0.44)		(0.46)	(0.42)	(0.15)		(0.40)	(0.48)
Return of capital	—		—		—	—	—		(0.02)	(0.04)
Total Distributions Declared to Shareholders	(0.17)		(0.44)		(0.46)	(0.42)	(0.15)		(0.42)	(0.52)
Net Asset Value, End of Period	$6.00		$5.87		$6.14	$6.01	$6.08		$5.62	$5.63
Total return (c)	5.19	%(d)	2.88	%(e)	10.01%	5.88%	10.97	%(d)	7.61%	2.56%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (f)	1.32	%(g)	1.37%		1.44%	1.52%	1.62	%(g)	1.58%	1.56%
Waiver/reimbursement	—		0.01%		—	—	—		—	—
Net investment income (f)	5.17	%(g)	5.19%		5.46%	5.55%	6.17	%(g)	6.40%	7.87%
Portfolio turnover rate	22	%(d)	56%		57%	68%	59	%(d)	62%	106%
Net assets, end of period (000's)	$151,555		$173,101		$212,131	$229,179	$258,057		$271,733	$323,866

(a)  The Fund changed its fiscal year end from December 31 to May 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Strategic Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Period Ended November 30,		Year Ended May 31,				Period Ended May 31,		Year Ended December 31,
Class Z Shares	2006		2006		2005	2004	2003 (a)		2002	2001
Net Asset Value, Beginning of Period	$5.83		$6.10		$5.98	$6.05	$5.59		$5.62	$5.99
Income from Investment Operations:
Net investment income (b)	0.17		0.34		0.37	0.38	0.17		0.39	0.49
Net realized and unrealized gain (loss) on investments and foreign currency	0.15		(0.13)		0.25	0.01	0.45		0.03	(0.31)
Total from Investment Operations	0.32		0.21		0.62	0.39	0.62		0.42	0.18
Less Distributions Declared to Shareholders:
From net investment income	(0.19)		(0.48)		(0.50)	(0.46)	(0.16)		(0.43)	(0.51)
Return of capital	—		—		—	—	—		(0.02)	(0.04)
Total Distributions Declared to Shareholders	(0.19)		(0.48)		(0.50)	(0.46)	(0.16)		(0.45)	(0.55)
Net Asset Value, End of Period	$5.96		$5.83		$6.10	$5.98	$6.05		$5.59	$5.62
Total return (c)	5.55	%(d)	3.51	%(e)	10.53%	6.52%	11.29	%(d)	7.87%	3.14%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (f)	0.70	%(g)	0.75%		0.85%	0.93%	1.03	%(g)	0.99%	0.98%
Waiver/reimbursement	—		0.01%		—	—	—		—	—
Net investment income (f)	5.79	%(g)	5.76%		6.05%	6.15%	6.76	%(g)	6.99%	8.45%
Portfolio turnover rate	22	%(d)	56%		57%	68%	59	%(d)	62%	106%
Net assets, end of period (000)	$387,823		$308,295		$46,698	$1,150	$1,188		$3	$1,860

(a)  The Fund changed its fiscal year end from December 31 to May 31.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

Note 1. Organization

Columbia Strategic Income Fund (the "Fund"), a series of Columbia Fund Series Trust I (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks current income consistent with prudent risk. The Fund also seeks maximum total return.

Fund Shares

The Fund may issue an unlimited number of shares and offers five classes of shares: Class A, Class B, Class C, Class J and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months of the time of the purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class J shares are subject to a 3.00% front-end sales charge and are available for purchase only by residents or citizens of Japan. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. If a

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

security is valued at "fair value", such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157") was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has recently begun to evaluate the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Forward currency contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward currency contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk if the counterparties of the contracts are unable to fulfill the terms of the contracts.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund will hold and maintain in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

The Fund's policy is to record the components of mortgage dollar rolls using "to be announced" mortgage-backed securities ("TBA Dollar Rolls"). For financial reporting and

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

tax purposes, the Fund treats mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted and the instrument which the Fund is required to repurchase may be worth less than an instrument which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the investment advisor's ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities as segregated in its records in an amount equal to the delayed delivery commitment.

Stripped Securities

Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an interest-only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Income Recognition

Interest income is recorded on the accrual basis and includes accretion of discounts, amortization of premiums and off paydown gains and losses. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-date. Net realized capital gains, if any, are distributed at least annually.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown, as this would involve futures claims against the Fund. Also, under the Fund's organizational documents and by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended May 31, 2006 was as follows:

May 31, 2006
Distributions paid from:
Ordinary Income*	$109,561,323
Long-Term Capital Gains	—

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at November 30, 2006, based on cost of investments for federal income tax purposes, was:

Unrealized appreciation	$55,798,393
Unrealized depreciation	(45,961,464)
Net unrealized appreciation	$9,836,929

The following capital loss carryforwards, determined as of May 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2007	$3,089,988
2008	67,063,032
2009	138,841,137
2010	138,626,928
2011	318,608
2013	234,018
2014	13,317,432
$361,491,143

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.60%
$500 million to $1 billion	0.55%
$1 billion to $1.5 billion	0.52%
Over $1.5 billion	0.49%

For the six months ended November 30, 2006, the Fund's annualized effective investment advisory fee rate was 0.55%.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated certain functions to State Street Bank & Trust Company ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) are paid to State Street.

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee (exclusive of out-of-pocket expenses and charges) shall not exceed $140,000.

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended November 30, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.014% of the Fund's average daily net assets.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended November 30, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, for the Fund was 0.09% of the Fund's average daily net assets.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund.

For the six months ended November 30, 2006, the Distributor retained net underwriting discounts of $90,741 on sales of the Fund's Class A shares and net CDSC fees of $2,855, $232,358 and $7,510 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a Rule 12b-1 plan (the "Plan") which allows the payment of a monthly service fee to the Distributor. The service fee is equal to 0.15% annually of the average daily net assets attributable to outstanding Class A and Class B shares issued prior to January 1, 1993 and 0.25% annually of the average daily net assets attributable to outstanding Class A, Class B, Class C and Class J shares issued thereafter. This arrangement results in a service fee between the 0.15% and 0.25% annual rates. For the six months ended November 30, 2006, the annualized effective service fee rate was 0.24% for Class A, Class B, Class C and Class J shares of the Fund.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares and 0.35% annually of the average daily net assets attributable to Class J shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually.

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer.

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

The Fund's expenses for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended November 30, 2006, the Fund paid $1,304 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Portfolio Information

For the six months ended November 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $393,330,061 and $320,090,565, respectively, of which $45,782,052 and $23,777,564, respectively, were U.S. Government securities.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings may be used for temporary or emergency purposes to facilitate portfolio liquidity.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each participating fund based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended November 30, 2006, the Fund did not borrow under these arrangements.

Note 7. Securities Lending

The Fund commenced a securities lending program in August 2006 and may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of the collateral. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 8. Shares of Beneficial Interest

As of November 30, 2006, the Fund had a shareholder that held 21.0% of the shares outstanding whose shares were beneficially owned by participant accounts over which Bank of America and/or its affiliates had either sole or joint investment discretion. Also, the Fund had another unaffiliated shareholder that held 8.6% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Disclosure of Significant Risks and Contingencies

Foreign Securities

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

or currency devaluation which could hurt their economies and securities markets.

High-Yield Securities

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Industry Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action

Columbia Strategic Income Fund
November 30, 2006 (Unaudited)

purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.

This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.

For the six months ended November 30, 2006, Columbia has assumed $2,144 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

Note 10. Business Combinations and Mergers

On September 23, 2005, Nations Strategic Income Fund merged into Columbia Strategic Income Fund. Columbia Strategic Income Fund received a tax-free transfer of assets from Nations Strategic Income Fund as follows:

Shares Issued	Net Assets Received	Unrealized Appreciation*
33,906,470	$207,328,274	$742,564
Net Assets of Columbia Strategic Income Fund Prior to Combination	Net Assets of Nations Strategic Income Fund Immediately Prior to Combination	Net Assets of Columbia Strategic Income Fund After Combination
$1,317,810,855	$207,328,274	$1,525,139,129

*  Unrealized appreciation is included in the Net Assets Received.

Board Consideration and Approval of
Investment Advisory Agreements

The Advisory Fees and Expenses Committee of the Board of Trustees meets one or more times annually to review the advisory agreements (collectively, the "Agreements") of the funds for which the Trustees serve as trustees (each a "fund") and determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with the heads of each investment area within Columbia. Through the Board's Investment Oversight Committees, Trustees also meet with selected fund portfolio managers at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia, the funds' investment adviser, believe to be reasonably necessary for the Trustees to evaluate the Agreements and determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund's performance benchmarks, (ii) information on each fund's advisory fees and other expenses, including information comparing the fund's expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints," (iii) information about the profitability of the Agreements to Columbia, including potential "fall-out" or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (iv) information obtained through Columbia's response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (v) Columbia's financial results and financial condition, (vi) each fund's investment objective and strategies and the size, education and experience of Columbia's investment staffs and their use of technology, external research and trading cost measurement tools, (vii) the allocation of the funds' brokerage, if any, and the use of "soft" commission dollars to pay for research products and services, (vii) Columbia's resources devoted to, and its record of compliance with, the funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies, (ix) Columbia's response to various legal and regulatory proceedings since 2003 and (x) the economic outlook generally and for the mutual fund industry in particular. In addition, the Advisory Fees and Expenses Committee confers with the funds' independent fee consultant and reviews materials relating to the funds' relationships with Columbia provided by the independent fee consultant. Throughout the process, the Trustees have the opportunity to ask questions of and request additional materials from Columbia and to consult with independent legal counsel to the Independent Trustees and the independent fee consultant.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2006 meeting, following meetings of the Advisory Fees and Expenses Committee held in August, September and October, 2006. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia's ability (including its personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes) to attract and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the continuation of the Agreements.

Investment performance of the funds and Columbia. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third party that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party's methodology for identifying each fund's peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses.

In the case of each fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund's Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund's investment strategy and policies and that the fund was performing as expected, given these investment decisions market conditions and the fund's investment strategy; (iii) that the fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund's investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; and (v) that the fund was proposed to be reorganized into another fund, and that such reorganization would result in a reduction in fund expenses.

The Trustees also considered Columbia's performance and reputation generally, the funds' performance as a fund family generally, and Columbia's historical responsiveness to Trustee concerns about performance and Columbia's willingness to take steps intended to improve performance.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreement(s) pertaining to that fund.

The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided by management and by an independent third party) of each fund's advisory fees and total expense levels to those of the fund's peer groups and information about the advisory fees charged by Columbia to comparable institutional accounts. In considering the fees charged to those accounts, the Trustees took into account, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for Columbia, and the additional resources required to manage mutual funds effectively. In evaluating each fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered existing advisory fee breakpoints, and Columbia's use of advisory fee waivers and expense caps, which benefited a number of the funds. The Trustees also noted management's stated justification for the fees charged to the funds, which included information about the investment performance of the funds and the services provided to the funds.

The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with each fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense level of each fund, and whether Columbia had implemented breakpoints and/or expense caps with respect to the fund.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each fund, and the related profitability to Columbia and its affiliates of their relationships with the fund, supported the continuation of the Agreement(s) pertaining to that fund.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision by Columbia of services to each fund, to groups of related funds, and to Columbia's investment advisory clients as a whole and whether those economies were shared with the funds through breakpoints in the investment advisory fees or other means, such as expense waivers/reductions and additional investments by Columbia in investment, trading and compliance resources. The Trustees noted that many of the funds benefited from breakpoints, expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

•  the extent to which each fund had operated in accordance with its investment objective and investment restrictions, the nature and scope of the compliance programs of the funds and Columbia and the compliance-related resources that Columbia and its affiliates were providing to the funds;

•  the nature, quality, cost and extent of administrative and shareholder services performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services;

•  so-called "fall-out benefits" to Columbia and its affiliates, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds' securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest; and

•  the draft report provided by the funds' independent fee consultant, which included information about and analysis of the funds' fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2007.

Summary of Management Fee Evaluation by
Independent Fee Consultant

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance
between the Office of
Attorney General of New York State and
Columbia Management Advisors, Inc. and
Columbia Funds Distributor, Inc.
October 11, 2006

I. Overview

Columbia Management Advisors, LLC ("CMA") and Columbia Funds Distributors, Inc.1 ("CFD") agreed on February 9, 2005 to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Fund" and together with all such funds or a group of such funds as the "Funds") only if the Independent Members of the Fund's Board of Trustees (such Independent Members of the Fund's Board together with the other members of the Fund's Board, referred to as the "Trustees") appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

On September 14, 2006, the Independent Members of the Funds' Boards retained me as IFC for the Funds. In this capacity, I have prepared the second annual written evaluation of the fee negotiation process. I am successor to the first IFC, Erik Sirri, who prepared the annual evaluation in 2005 and who contributed to the second annual written evaluation until his resignation as IFC in August 2006 to become Director of the Division of Market Regulation at the U.S. Securities and Exchange Commission.2

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." In this role, the IFC does not replace the Trustees in negotiating management fees with CMA, and the IFC does not substitute his or her judgment for that of the Trustees about the reasonableness of proposed fees. As the AOD states, CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant."

B. Elements Involved in Managing the Fee Negotiation Process

Managing the fee negotiation process has three elements. One involves reviewing the information provided by CMG to the Trustees for evaluating the proposed management fees and augmenting that information, as necessary, with additional information from CMG or other sources and with further analyses of the information and data. The second element involves reviewing the information and analysis relative to at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

1  CMA and CFD are subsidiaries of Columbia Management Group, Inc. ("CMG"), which also is the parent of Columbia Management Services, Inc. ("CFS"), the Funds' transfer agent. Before the date of this report, CMA merged into an affiliated entity, Banc of America Capital Management, LLC, which was renamed Columbia Management Advisors, LLC and which carries on the business of CMA. CFD also has been renamed Columbia Management Distributors, Inc.

2  I am an independent economic consultant. From August 2005 until August 2006, I provided support to Mr. Sirri as an independent consultant. From 1994 to 2004, I was Chief Economist at the Investment Company Institute. Earlier, I was Section Chief and Assistant Director at the Federal Reserve Board and Professor of Economics at Oklahoma State University. I have no material relationship with Bank of America or CMG, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. To assist me with the report, I engaged NERA Economic Consulting, an independent consulting firm that has had extensive experience in the mutual fund industry. I also have retained Willkie Farr & Gallagher LLP as counsel to advise me in connection with the report.

The final element involves providing the Trustees with a written evaluation of the above factors as they relate to the fee negotiation process.

C. Organization of the Annual Evaluation

The 2006 annual evaluation focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds have been combined into a single section. In each section, the discussion of the factor considers and analyzes the available data and other information as they bear upon the fee negotiation process. If appropriate, the discussion in the section may point out certain aspects of the proposed fees that may warrant particular attention from the Trustees. The discussion also may suggest other data, information, and approaches that the Trustees might consider incorporating into the fee negotiation process in future years.

In addition to a discussion of the six factors, the report reviews the status of recommendations made in the 2005 IFC evaluation. The 2006 report also summarizes the findings with regard to the six factors and contains a summary of recommendations for possible enhancements to the process.

II. Status of 2005 Recommendations

The 2005 IFC evaluation contains recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and includes my assessment of the response to the recommendations.

1.  Recommendation: Trustees should consider requesting more analytical work from CMG in the preparation of future 15(c) materials.

Status: CMG has provided additional analyses to the Trustees on economies of scale, a comparative analysis of institutional and retail management fees, management fee breakpoints, risk-adjusted performance, fee waivers and expense reimbursements, and CMG's costs and profitability.

2.  Recommendation: Trustees may wish to consider whether CMG should continue expanding the use of Morningstar or other third party data to supplement CMG's fee and performance analysis that is now based primarily on Lipper reports.

Status: CMG has used data from Morningstar Inc. to compare with data from Lipper Inc. ("Lipper") in performing the Trustees' screening procedures.

3.  Recommendation: Trustees should consider whether...the fund-by-fund screen...should place comparable emphasis on both basis point and quintile information in their evaluation of the funds...Also, the Trustees should consider incorporating sequences of one-year performance into a fund-by-fund screen.

Status: CMG has not provided Trustees with results of the screening process using percentiles. CMG has provided Trustees with information on the changes in performance and expenses between 2005 and 2006 and data on one-year returns.

4.  Recommendation: Given the volatility of fund performance, the Trustees may want to consider whether a better method exists than th[e] fee waiver process to deal with fund underperformance.

Status: It is my understanding that the Trustees have determined to address fund underperformance not only through fee fee waivers and expense caps but also through discussions with CMG regarding the sources of underperformance. CMG has provided Trustees with an analysis of the relationship between breakpoints, expense reimbursements, and fee waivers.

5.  Recommendation: [Seventy-one] percent of funds [have] yet to reach their first management fee breakpoint...Trustees may wish to consider whether the results of my ongoing economies-of-scale work affects the underlying economic assumptions reflected in the existing breakpoint schedules.

Status: CMG has prepared a memo for the Trustees discussing its views on the nature and sharing of potential economies of scale. The memo discuses CMG's view that economies of scale arise at the complex level rather than the fund level. The memo also describes steps, including the introduction of breakpoints, taken to share economies of scale with shareholders. CMG's analysis, however, does not discuss specific sources of economies of scale and does not link breakpoints to economies of scale that might be realized as the Funds' assets increase.

6.  Recommendation: Trustees should continue working with management to address issues of funds that demonstrate consistent or significant underperformance even if the fee levels for the funds are low.

Status: Trustees monitor performance on an ongoing basis.

III. Findings

A. General

1.  Based upon my examination of the available information and the six factors, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for the Funds. CMG has provided the Trustees with relevant materials on the six factors through the 15(c) contract renewal process and in materials prepared for review at Board and Committee meetings.

2.  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2006 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.   The performance of the Funds has been relatively strong, especially that of fixed-income Funds. For each of the 1-, 3-, 5- and 10-year performance periods, over 60 percent of the funds have ranked in the top three performance quintiles.

4.  The performance of the equity Funds overall, though less concentrated in the top two quintiles than the fixed-income Funds, improved in 2006 relative to that in 2005. The fixed-income funds maintained the relatively high performance level of 2005 in 2006.

5.  The Funds' overall performance adjusted for risk was significantly stronger than performance unadjusted for risk. Domestic and international equity funds, in particular, moved to higher relative performance rankings after adjusting for risk.

6.  The procedure used to construct the performance universe in which each Fund's performance is ranked relative to comparable funds may bias a Fund's ranking upward within that universe. The bias occurs because the performance ranking procedure includes all share classes of multi-class funds in the universe and because the procedure ranks either no-load or A share classes of the Funds. No-load and A share classes generally have lower total expenses than B and C shares (owing to B and C shares having higher distribution/service fees) and thus, given all else, would outperform many of B and C share classes included in the universe. A preliminary analysis that adjusts for the bias results in a downward movement in the relative performance for the Funds but does not change the general finding that the Funds' performance has been strong relative to comparable funds.

C. Management Fees Charged by Other Mutual Fund Companies

7.  The Funds' management fees and total expenses are generally low relative to those of their peers. At least 56 percent of the Funds are in the first or second quintiles with the lowest fees and expenses and nearly three-fourths or more in the first three quintiles. Equity Funds are more highly concentrated in the first three quintiles than fixed-income Funds.

8.  The fee and expense rankings as whole are similar to those in 2005 in that the majority of funds are ranked in the top quintiles. Nonetheless, a number of individual funds experienced a change in ranking between 2005 and 2006. This fund-level instability may reflect sensitivity of rankings to the composition of the comparison groups, as the membership of the peer groups typically changed substantially between the two years.

9.  The Liberty Money Market Fund VS appears to have a higher management fee structure than that of other Columbia money market funds of comparable asset size.

D. Trustees' Fee and Performance Evaluation Process

10.  The Trustees' evaluation process identified 21 funds in 2006 for further review based upon their relative performance or expenses. Seventeen of these funds had been subject to review in 2004 or 2005.

E. Potential Economies of Scale

11.  CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. CMG has not, however, identified specific sources of economies of scale nor has it provided any estimates of the magnitude of any economies of scale. In the memo, CMG also describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation. These measures, although of significant benefit to shareholders, have not been directly linked in the memo to the existence, sources, and magnitude of economies of scale.

F. Management Fees Charged to Institutional Clients

12.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. Based upon the information, institutional fees are generally lower than the Funds' management fees. This pattern is consistent with the economics of the two financial products. Data are not available, however, on actual institutional fees at other money managers. Thus, it is not possible to determine the extent to which differences between the Funds' management fees and institutional fees are consistent with those seen generally in the marketplace.

G. Revenues, Expenses, and Profits

13.  The financial statements and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate the expenses and profitability of the Funds.

IV. Recommendations

A. Performance

1.  Trustees may wish to consider incorporating risk-adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments, which could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

2.  Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

B. Economies of Scale

3.  Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of such economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

C. Institutional Fees

4.  Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

D. Profitability

5.  Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

6.  Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

7.  Trustees may wish to consider the treatment of the revenue sharing with PB in their review of CMG's profitability.

Respectfully submitted,
John D. Rea

Appendix

Sources of Information Used in the Evaluation

The following list generally describes the sources and types of information that were used in preparing this report.

1.  Performance, management fees, and expense ratios for the Funds and comparable funds from other fund complexes from Lipper and CMG. The sources of this information were CMG and Lipper;

2.  CMG's expenses and profitability obtained directly from CMG;

3.  Information on CMG's organizational structure;

4.  Profitability of publicly traded asset managers from Lipper;

5.  Interviews with CMG staff, including members of senior management, legal staff, heads of affiliates, portfolio managers, and financial personnel;

6.  Documents prepared by CMG for Section 15(c) contract renewals in 2005 and 2006;

7.  Academic research papers, industry publications, professional materials on mutual fund operations and profitability, and SEC releases and studies of mutual fund expenses

8.  Interviews with and documents prepared by Ernst & Young LLP in its review of the Private Bank Revenue Sharing Agreement;

9.  Discussions with Trustees and attendance at Board and committee meetings during which matters pertaining to the evaluation were considered.

In addition, I engaged NERA Economic Consulting ("NERA") to assist me in data management and analysis. NERA has extensive experience in the mutual fund industry that provides unique insights and special knowledge pertaining to my independent analysis of fees, performance, and profitability. I have also retained attorneys in the Washington, D.C. office of Willkie Farr & Gallagher LLP as outside counsel to advise me in connection with my evaluation.

Finally, meetings and discussions with CMG staff were informative. My participation in Board and committee meetings in which Trustees and CMG management discussed issues relating to management contracts were of great benefit to the preparation of the evaluation.

Columbia Funds – Columbia Strategic Income Fund

Growth Funds	Columbia Acorn Fund
Columbia Acorn Select
Columbia Acorn USA
Columbia Large Cap Growth Fund
Columbia Marsico 21st Century Fund
Columbia Marsico Focused Equities Fund
Columbia Marsico Growth Fund
Columbia Mid Cap Growth Fund
Columbia Small Cap Growth Fund I
Columbia Small Cap Growth Fund II

Core Funds	Columbia Common Stock Fund Columbia Large Cap Core Fund Columbia Small Cap Core Fund

Value Funds	Columbia Disciplined Value Fund
Columbia Dividend Income Fund
Columbia Large Cap Value Fund
Columbia Mid Cap Value Fund
Columbia Small Cap Value Fund I
Columbia Small Cap Value Fund II
Columbia Strategic Investor Fund

Asset Allocation/Hybrid Funds	Columbia Asset Allocation Fund
Columbia Asset Allocation Fund II
Columbia Balanced Fund
Columbia Liberty Fund
Columbia LifeGoal(TM) Balanced Growth Portfolio
Columbia LifeGoal(TM) Growth Portfolio
Columbia LifeGoal(TM) Income Portfolio
Columbia LifeGoal(TM) Income and Growth Portfolio
Columbia Masters Global Equity Portfolio
Columbia Masters Heritage Portfolio
Columbia Masters International Equity Portfolio
Columbia Thermostat Fund

Index Funds	Columbia Large Cap Enhanced Core Fund Columbia Large Cap Index Fund Columbia Mid Cap Index Fund Columbia Small Cap Index Fund

Specialty Funds	Columbia Convertible Securities Fund Columbia Real Estate Equity Fund Columbia Technology Fund

Global/International Funds	Columbia Acorn International
Columbia Acorn International Select
Columbia Global Value Fund
Columbia Greater China Fund
Columbia International Stock Fund
Columbia International Value Fund
Columbia Marsico International Opportunities Fund
Columbia Multi-Advisor International Equity Fund
Columbia World Equity Fund

Columbia Funds – Columbia Strategic Income Fund

Taxable Bond Funds	Columbia Conservative High Yield Fund
Columbia Core Bond Fund
Columbia Federal Securities Fund
Columbia High Income Fund
Columbia High Yield Opportunity Fund
Columbia Income Fund
Columbia Intermediate Bond Fund
Columbia Short Term Bond Fund
Columbia Strategic Income Fund
Columbia Total Return Bond Fund
Columbia U.S. Treasury Index Fund

Tax-Exempt Bond Funds	Columbia California Tax-Exempt Fund
Columbia California Intermediate Municipal Bond Fund
Columbia Connecticut Tax-Exempt Fund
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia Georgia Intermediate Municipal Bond Fund
Columbia High Yield Municipal Fund
Columbia Intermediate Municipal Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Massachusetts Tax-Exempt Fund
Columbia Maryland Intermediate Municipal Bond Fund
Columbia North Carolina Intermediate Municipal Bond Fund
Columbia New York Tax-Exempt Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Oregon Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia South Carolina Intermediate Municipal Bond Fund
Columbia Short Term Municipal Bond Fund
Columbia Tax-Exempt Fund
Columbia Virginia Intermediate Municipal Bond Fund

Money Market Funds	Columbia California Tax-Exempt Reserves
Columbia Cash Reserves
Columbia Connecticut Municipal Reserves
Columbia Government Plus Reserves
Columbia Government Reserves
Columbia Massachusetts Municipal Reserves
Columbia Money Market Reserves
Columbia Municipal Reserves
Columbia New York Tax-Exempt Reserves
Columbia Prime Reserves
Columbia Tax-Exempt Reserves
Columbia Treasury Reserves

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Important Information About This Report – Columbia Strategic Income Fund

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Strategic Income Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 800.345.6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Columbia Strategic Income Fund

Semiannual Report – November 30, 2006

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2006 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/115617-1106 (01/07) 07/33124

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 25, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 25, 2007